Quarterly Holdings Report
for
Fidelity® U.S. Bond Index Fund
May 31, 2023
UBI-NPRT3-0723
1.816026.118
Nonconvertible Bonds - 25.5%
	Principal Amount (a) (000s)	Value ($) (000s)
COMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.:
1.65% 2/1/28	8,216	7,115
2.25% 2/1/32	13,533	10,836
2.75% 6/1/31	14,741	12,468
2.95% 7/15/26	6,356	5,994
3.3% 2/1/52	14,016	9,682
3.5% 6/1/41	7,559	5,769
3.5% 9/15/53	25,048	17,388
3.55% 9/15/55	54,468	37,473
3.65% 6/1/51	11,600	8,414
3.65% 9/15/59	31,190	21,362
3.8% 2/15/27	7,149	6,903
4.35% 6/15/45	5,085	4,203
4.5% 3/9/48	6,502	5,445
4.65% 6/1/44	6,251	5,423
British Telecommunications PLC 9.625% 12/15/30	12,479	15,450
Orange SA 5.5% 2/6/44	2,383	2,440
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	10,645	10,306
4.895% 3/6/48	3,000	2,417
5.213% 3/8/47	5,203	4,395
5.52% 3/1/49	2,700	2,352
7.045% 6/20/36	2,065	2,255
Verizon Communications, Inc.:
1.5% 9/18/30	3,190	2,528
1.68% 10/30/30	2,665	2,119
2.355% 3/15/32	46,571	37,558
2.55% 3/21/31	41,913	35,099
2.987% 10/30/56	69,319	42,817
3.55% 3/22/51	8,661	6,302
4.125% 3/16/27	5,561	5,455
4.272% 1/15/36	19,285	17,381
4.329% 9/21/28	12,151	11,810
4.4% 11/1/34	2,999	2,779
4.75% 11/1/41	795	733
5.012% 4/15/49	913	846
5.012% 8/21/54	9,975	9,147
		372,664
Entertainment - 0.1%
The Walt Disney Co.:
2% 9/1/29	8,297	7,114
2.65% 1/13/31	12,615	10,965
2.75% 9/1/49	8,288	5,514
3.5% 5/13/40	5,423	4,453
3.6% 1/13/51	5,404	4,172
3.7% 10/15/25	5,561	5,440
3.8% 5/13/60	5,423	4,211
4.7% 3/23/50	3,867	3,604
5.4% 10/1/43	3,078	3,129
6.15% 3/1/37	3,142	3,394
6.15% 2/15/41	8,340	9,042
		61,038
Interactive Media & Services - 0.1%
Alphabet, Inc.:
0.45% 8/15/25	5,896	5,433
1.1% 8/15/30	11,696	9,549
1.998% 8/15/26	1,827	1,709
2.05% 8/15/50	11,696	7,177
Baidu, Inc. 3.425% 4/7/30	9,666	8,710
Meta Platforms, Inc.:
3.5% 8/15/27	6,820	6,552
3.85% 8/15/32	7,620	7,070
4.45% 8/15/52	12,000	10,152
4.6% 5/15/28	4,630	4,627
4.95% 5/15/33	6,700	6,684
5.6% 5/15/53	6,190	6,186
		73,849
Media - 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.8% 4/1/31	20,299	16,237
3.5% 6/1/41	26,758	17,657
3.7% 4/1/51	7,027	4,308
4.2% 3/15/28	8,737	8,171
4.908% 7/23/25	6,338	6,233
5.05% 3/30/29	4,833	4,635
5.125% 7/1/49	9,816	7,475
5.375% 5/1/47	4,534	3,617
5.75% 4/1/48	4,154	3,438
6.384% 10/23/35	10,684	10,338
6.484% 10/23/45	3,725	3,371
Comcast Corp.:
1.5% 2/15/31	11,310	8,979
1.95% 1/15/31	2,030	1,668
2.35% 1/15/27	18,905	17,495
2.45% 8/15/52	11,310	6,797
2.65% 2/1/30	6,264	5,523
2.8% 1/15/51	6,476	4,235
2.887% 11/1/51	15,309	10,081
2.937% 11/1/56	57,662	36,943
2.987% 11/1/63	9,051	5,610
3.15% 3/1/26	3,972	3,836
3.3% 2/1/27	9,461	9,052
3.375% 8/15/25	10,882	10,569
3.4% 4/1/30	5,800	5,361
3.45% 2/1/50	5,896	4,414
3.7% 4/15/24	8,238	8,148
3.75% 4/1/40	4,644	3,880
3.969% 11/1/47	4,131	3,383
4% 3/1/48	9,532	7,894
4.15% 10/15/28	14,973	14,605
4.4% 8/15/35	7,700	7,300
Discovery Communications LLC:
3.625% 5/15/30	9,512	8,256
4% 9/15/55	9,083	5,768
4.65% 5/15/50	9,512	6,961
5.2% 9/20/47	6,673	5,280
Fox Corp.:
4.03% 1/25/24	3,734	3,693
4.709% 1/25/29	8,245	8,037
5.476% 1/25/39	3,027	2,804
5.576% 1/25/49	7,398	6,689
Magallanes, Inc.:
3.755% 3/15/27	8,767	8,216
4.279% 3/15/32	24,337	21,262
5.05% 3/15/42	8,564	6,929
5.141% 3/15/52	23,164	18,078
Paramount Global:
3.375% 2/15/28	8,381	7,389
4% 1/15/26	4,766	4,518
4.2% 6/1/29	7,143	6,401
4.375% 3/15/43	2,093	1,452
4.6% 1/15/45	5,799	4,066
4.95% 1/15/31	13,185	11,825
Time Warner Cable LLC:
4.5% 9/15/42	8,737	6,475
6.55% 5/1/37	7,500	7,145
7.3% 7/1/38	3,177	3,245
TWDC Enterprises 18 Corp.:
1.85% 7/30/26	4,059	3,745
3% 7/30/46	3,575	2,508
3.15% 9/17/25	7,522	7,272
4.125% 6/1/44	4,528	3,917
4.375% 8/16/41	5,200	4,647
		437,831
Wireless Telecommunication Services - 0.4%
America Movil S.A.B. de CV:
3.625% 4/22/29	6,667	6,149
6.125% 11/15/37	6,645	7,079
Rogers Communications, Inc.:
2.9% 11/15/26	1,986	1,830
3.625% 12/15/25	1,589	1,516
3.7% 11/15/49	4,833	3,396
3.8% 3/15/32 (b)	23,199	20,502
4.1% 10/1/23	3,833	3,810
5.45% 10/1/43	4,588	4,222
T-Mobile U.S.A., Inc.:
2.05% 2/15/28	11,928	10,398
3.3% 2/15/51	11,928	8,245
3.5% 4/15/25	10,079	9,773
3.75% 4/15/27	6,689	6,355
3.875% 4/15/30	6,689	6,206
4.375% 4/15/40	6,689	5,873
4.5% 4/15/50	11,522	9,822
4.8% 7/15/28	6,375	6,291
4.95% 3/15/28	14,700	14,645
5.05% 7/15/33	6,275	6,187
5.2% 1/15/33	7,265	7,268
5.65% 1/15/53	18,310	18,285
Vodafone Group PLC:
4.375% 5/30/28	20,333	20,001
5.125% 6/19/59	5,220	4,533
5.25% 5/30/48	18,988	17,612
		199,998
TOTAL COMMUNICATION SERVICES		1,145,380
CONSUMER DISCRETIONARY - 1.4%
Automobile Components - 0.0%
Lear Corp. 3.55% 1/15/52	2,600	1,696
Automobiles - 0.3%
American Honda Finance Corp.:
1.2% 7/8/25	9,305	8,609
2% 3/24/28	2,000	1,774
2.25% 1/12/29	1,900	1,670
2.3% 9/9/26	3,972	3,685
2.9% 2/16/24	2,000	1,964
3.55% 1/12/24	21,383	21,128
Daimler Finance North America LLC 8.5% 1/18/31	2,000	2,508
General Motors Co.:
5% 10/1/28	5,463	5,376
5.15% 4/1/38	1,300	1,155
5.2% 4/1/45	3,392	2,821
5.6% 10/15/32	2,000	1,926
5.95% 4/1/49	5,027	4,567
6.6% 4/1/36	4,639	4,708
6.75% 4/1/46	5,684	5,651
6.8% 10/1/27	10,536	11,050
General Motors Financial Co., Inc.:
2.35% 1/8/31	2,000	1,563
2.4% 4/10/28	2,000	1,736
2.4% 10/15/28	1,700	1,444
3.85% 1/5/28	5,561	5,159
4% 1/15/25	4,902	4,779
4% 10/6/26	2,923	2,787
4.3% 7/13/25	9,850	9,595
4.35% 1/17/27	6,356	6,130
5.65% 1/17/29	16,996	16,821
6.4% 1/9/33	10,000	10,143
Honda Motor Co. Ltd. 2.534% 3/10/27	14,164	13,195
Toyota Motor Corp.:
0.681% 3/25/24	22,010	21,165
2.358% 7/2/24	4,930	4,784
2.362% 3/25/31	10,633	9,153
		187,046
Broadline Retail - 0.3%
Alibaba Group Holding Ltd.:
2.125% 2/9/31	16,568	13,568
3.15% 2/9/51	17,076	10,951
Amazon.com, Inc.:
0.8% 6/3/25	8,758	8,135
1% 5/12/26	5,087	4,613
1.5% 6/3/30	15,466	12,768
2.1% 5/12/31	7,251	6,131
2.5% 6/3/50	5,085	3,306
2.8% 8/22/24	5,147	5,015
2.875% 5/12/41	27,600	21,038
3.1% 5/12/51	5,251	3,841
3.15% 8/22/27	8,309	7,927
3.6% 4/13/32	2,000	1,876
3.875% 8/22/37	8,728	7,999
4.05% 8/22/47	15,112	13,414
4.25% 8/22/57	7,208	6,394
4.55% 12/1/27	10,000	10,079
4.7% 12/1/32	28,300	28,696
4.8% 12/5/34	6,766	6,920
eBay, Inc.:
1.9% 3/11/25	10,000	9,453
2.6% 5/10/31	2,000	1,677
2.7% 3/11/30	2,000	1,731
5.95% 11/22/27	8,000	8,263
Kohl's Corp.:
4.25% 7/17/25	2,900	2,657
5.55% 7/17/45	1,500	843
10.75% 5/15/25	1,257	1,281
		198,576
Distributors - 0.0%
Genuine Parts Co. 2.75% 2/1/32	2,000	1,653
Diversified Consumer Services - 0.1%
American University 3.672% 4/1/49	1,903	1,517
Duke University 2.832% 10/1/55	3,714	2,514
George Washington University:
4.126% 9/15/48	5,575	4,809
4.3% 9/15/44	1,589	1,430
Ingersoll-Rand Global Holding Co. Ltd.:
3.75% 8/21/28	3,694	3,529
4.3% 2/21/48	3,948	3,278
Massachusetts Institute of Technology:
2.989% 7/1/50	3,722	2,742
3.885% 7/1/2116	2,248	1,717
3.959% 7/1/38	3,753	3,488
Northwestern University:
3.662% 12/1/57	4,398	3,487
4.643% 12/1/44	2,661	2,586
President and Fellows of Harvard College:
3.3% 7/15/56	3,852	2,924
3.619% 10/1/37	795	696
Rice University 3.774% 5/15/55	1,510	1,286
Trustees of Princeton Univ. 5.7% 3/1/39	795	876
University Notre Dame du Lac 3.438% 2/15/45	2,646	2,125
University of Chicago 3% 10/1/52	5,027	3,646
University of Southern California:
2.945% 10/1/51	9,096	6,420
5.25% 10/1/2111	1,589	1,593
		50,663
Hotels, Restaurants & Leisure - 0.2%
Expedia, Inc.:
2.95% 3/15/31	2,000	1,670
3.25% 2/15/30	6,863	5,942
4.625% 8/1/27	2,000	1,948
Marriott International, Inc. 2.85% 4/15/31	17,100	14,379
McDonald's Corp.:
3.3% 7/1/25	4,790	4,640
3.5% 7/1/27	7,617	7,316
3.6% 7/1/30	5,684	5,310
3.625% 9/1/49	9,831	7,567
3.7% 1/30/26	13,400	13,059
4.2% 4/1/50	4,766	4,045
4.45% 3/1/47	4,511	3,983
4.875% 12/9/45	4,313	4,062
6.3% 3/1/38	5,596	6,201
Metropolitan Museum of Art 3.4% 7/1/45	2,383	1,848
Starbucks Corp.:
2% 3/12/27	9,502	8,626
2.45% 6/15/26	7,944	7,458
3% 2/14/32	4,900	4,291
3.5% 11/15/50	3,287	2,458
3.8% 8/15/25	5,520	5,395
3.85% 10/1/23	1,489	1,481
4% 11/15/28	5,561	5,389
4.5% 11/15/48	3,734	3,283
		120,351
Household Durables - 0.0%
D.R. Horton, Inc. 1.3% 10/15/26	2,000	1,771
Lennar Corp. 4.75% 11/29/27	6,283	6,154
		7,925
Leisure Products - 0.0%
Hasbro, Inc.:
3.9% 11/19/29	2,000	1,825
5.1% 5/15/44	3,400	2,932
		4,757
Specialty Retail - 0.4%
Advance Auto Parts, Inc. 5.95% 3/9/28	4,420	4,495
AutoNation, Inc.:
2.4% 8/1/31	1,000	761
3.85% 3/1/32	6,090	5,146
AutoZone, Inc.:
3.125% 7/15/23	3,038	3,028
3.25% 4/15/25	3,177	3,061
3.625% 4/15/25	9,202	8,935
3.75% 6/1/27	4,611	4,433
4% 4/15/30	9,521	8,878
Lowe's Companies, Inc.:
1.3% 4/15/28	6,380	5,437
1.7% 10/15/30	9,666	7,728
3.65% 4/5/29	10,507	9,862
3.7% 4/15/46	2,780	2,095
3.75% 4/1/32	32,063	29,089
4.05% 5/3/47	9,135	7,191
4.5% 4/15/30	9,618	9,400
4.8% 4/1/26	8,100	8,081
5.625% 4/15/53	5,000	4,882
5.75% 7/1/53	4,623	4,581
O'Reilly Automotive, Inc.:
3.85% 6/15/23	2,244	2,242
4.7% 6/15/32	8,100	7,891
The Home Depot, Inc.:
2.375% 3/15/51	13,507	8,256
2.5% 4/15/27	9,637	9,026
2.8% 9/14/27	3,972	3,730
2.95% 6/15/29	16,616	15,282
3% 4/1/26	7,967	7,690
3.125% 12/15/49	5,317	3,802
3.3% 4/15/40	6,833	5,482
3.75% 2/15/24	5,343	5,296
3.9% 12/6/28	4,575	4,469
3.9% 6/15/47	6,813	5,693
4.2% 4/1/43	1,251	1,100
4.25% 4/1/46	2,606	2,286
4.5% 12/6/48	10,434	9,562
4.875% 2/15/44	2,283	2,198
5.875% 12/16/36	13,741	15,059
		236,147
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc.:
2.4% 3/27/25	4,969	4,782
2.85% 3/27/30	4,775	4,354
3.25% 3/27/40	9,666	7,894
3.375% 11/1/46	3,575	2,854
3.375% 3/27/50	4,775	3,806
Tapestry, Inc. 3.05% 3/15/32	2,320	1,867
		25,557
TOTAL CONSUMER DISCRETIONARY		834,371
CONSUMER STAPLES - 1.7%
Beverages - 0.6%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 4.7% 2/1/36	10,000	9,796
Anheuser-Busch InBev Finance, Inc.:
4.625% 2/1/44	4,567	4,235
4.7% 2/1/36	3,868	3,789
4.9% 2/1/46	14,442	13,715
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	5,000	4,692
4% 4/13/28	15,219	14,892
4.439% 10/6/48	5,873	5,276
4.6% 4/15/48	14,894	13,687
5.55% 1/23/49	33,724	35,267
5.8% 1/23/59 (Reg. S)	11,081	11,962
8.2% 1/15/39	3,624	4,720
Constellation Brands, Inc.:
3.5% 5/9/27	7,944	7,590
3.7% 12/6/26	5,997	5,760
4.75% 5/9/32	5,000	4,874
5.25% 11/15/48	5,751	5,403
Diageo Capital PLC:
1.375% 9/29/25	11,020	10,200
2% 4/29/30	11,793	9,985
2.125% 4/29/32	10,633	8,720
Dr. Pepper Snapple Group, Inc.:
2.25% 3/15/31	2,000	1,657
3.2% 5/1/30	2,000	1,810
3.8% 5/1/50	2,513	1,931
4.05% 4/15/32	11,200	10,435
4.417% 5/25/25	10,000	9,885
Molson Coors Beverage Co.:
3% 7/15/26	13,822	13,015
4.2% 7/15/46	10,509	8,493
PepsiCo, Inc.:
1.4% 2/25/31	12,450	10,095
1.625% 5/1/30	34,299	28,619
2.375% 10/6/26	5,362	5,058
3% 10/15/27	14,466	13,764
3.6% 8/13/42	2,383	2,005
3.875% 3/19/60	4,833	4,100
4.25% 10/22/44	4,766	4,330
4.45% 4/14/46	4,607	4,410
The Coca-Cola Co.:
1.375% 3/15/31	9,666	7,797
1.45% 6/1/27	6,650	6,037
1.65% 6/1/30	6,660	5,577
2.5% 6/1/40	6,660	4,996
2.5% 3/15/51	4,833	3,244
2.6% 6/1/50	6,660	4,608
2.75% 6/1/60	6,660	4,549
		330,978
Consumer Staples Distribution & Retail - 0.3%
Costco Wholesale Corp.:
1.375% 6/20/27	13,997	12,512
1.6% 4/20/30	2,000	1,676
1.75% 4/20/32	2,000	1,621
2.75% 5/18/24	4,766	4,651
Dollar General Corp. 5% 11/1/32	9,230	9,108
Dollar Tree, Inc.:
4% 5/15/25	6,356	6,212
4.2% 5/15/28	8,178	7,862
Kroger Co.:
1.7% 1/15/31	5,315	4,188
2.65% 10/15/26	2,264	2,118
3.5% 2/1/26	3,177	3,073
3.95% 1/15/50	2,900	2,307
5.15% 8/1/43	2,165	1,989
5.4% 1/15/49	5,171	5,006
Sysco Corp.:
3.3% 7/15/26	2,606	2,489
3.3% 2/15/50	11,213	7,850
3.75% 10/1/25	4,528	4,407
6.6% 4/1/40	7,830	8,487
Target Corp.:
3.9% 11/15/47	11,736	9,804
4% 7/1/42	5,561	4,953
4.4% 1/15/33	8,300	8,093
Walgreens Boots Alliance, Inc.:
3.2% 4/15/30	9,966	8,632
3.45% 6/1/26	3,972	3,770
4.65% 6/1/46	4,369	3,583
Walmart, Inc.:
2.95% 9/24/49	5,027	3,689
3.3% 4/22/24	15,092	14,867
3.4% 6/26/23	7,435	7,425
3.7% 6/26/28	9,771	9,564
3.9% 4/15/28	7,300	7,219
4.05% 6/29/48	14,433	13,168
4.1% 4/15/33	7,300	7,145
4.3% 4/22/44	4,766	4,423
5.625% 4/1/40	1,589	1,721
5.625% 4/15/41	3,654	4,003
6.5% 8/15/37	6,573	7,781
		205,396
Food Products - 0.3%
Archer Daniels Midland Co. 4.5% 8/15/33	16,900	16,596
Bunge Ltd. Finance Corp. 2.75% 5/14/31	2,000	1,675
Campbell Soup Co. 4.8% 3/15/48	11,120	10,009
Conagra Brands, Inc.:
4.3% 5/1/24	7,126	7,026
4.85% 11/1/28	10,827	10,662
5.3% 11/1/38	3,936	3,769
5.4% 11/1/48	7,130	6,639
General Mills, Inc.:
2.875% 4/15/30	5,778	5,157
3% 2/1/51	4,854	3,386
4.2% 4/17/28	13,662	13,386
JBS U.S.A. Lux SA / JBS Food Co.:
3% 5/15/32 (b)	8,000	6,120
5.75% 4/1/33 (b)	13,250	12,356
Kellogg Co.:
3.25% 4/1/26	2,955	2,826
4.3% 5/15/28	4,766	4,658
Kraft Heinz Foods Co.:
3.875% 5/15/27	28,999	28,088
4.375% 6/1/46	14,500	12,174
5% 7/15/35	1,000	987
5% 6/4/42	9,800	9,133
6.875% 1/26/39	2,000	2,236
Tyson Foods, Inc.:
3.95% 8/15/24	6,017	5,926
4% 3/1/26	5,854	5,687
4.35% 3/1/29	7,149	6,840
5.1% 9/28/48	7,408	6,706
Unilever Capital Corp.:
1.375% 9/14/30	14,582	11,762
1.75% 8/12/31	2,000	1,622
2% 7/28/26	1,716	1,600
3.1% 7/30/25	2,383	2,305
		199,331
Household Products - 0.2%
Colgate-Palmolive Co.:
3.1% 8/15/25	2,000	1,949
3.25% 3/15/24	7,944	7,859
3.25% 8/15/32	2,000	1,849
Kimberly-Clark Corp.:
1.05% 9/15/27	16,774	14,632
2.4% 6/1/23	6,356	6,356
3.1% 3/26/30	3,346	3,076
3.2% 7/30/46	1,986	1,492
3.95% 11/1/28	6,766	6,618
6.625% 8/1/37	1,200	1,428
Procter & Gamble Co.:
1% 4/23/26	9,135	8,323
1.95% 4/23/31	14,500	12,408
2.3% 2/1/32	2,000	1,753
2.85% 8/11/27	3,575	3,400
3% 3/25/30	9,868	9,199
3.1% 8/15/23	7,944	7,921
5.55% 3/5/37	2,000	2,238
		90,501
Personal Care Products - 0.0%
Estee Lauder Companies, Inc. 1.95% 3/15/31	13,533	11,213
Kenvue, Inc.:
4.9% 3/22/33 (b)	6,173	6,286
5.05% 3/22/28 (b)	5,583	5,702
5.05% 3/22/53 (b)	6,173	6,214
		29,415
Tobacco - 0.3%
Altria Group, Inc.:
3.4% 2/4/41	10,000	6,853
3.8% 2/14/24	3,694	3,650
3.875% 9/16/46	7,944	5,507
4.25% 8/9/42	7,768	6,007
4.8% 2/14/29	10,541	10,309
5.8% 2/14/39	7,428	7,190
5.95% 2/14/49	8,261	7,654
BAT Capital Corp.:
3.222% 8/15/24	8,182	7,942
3.557% 8/15/27	16,817	15,462
4.39% 8/15/37	8,622	6,819
4.54% 8/15/47	13,298	9,531
4.758% 9/6/49	9,666	7,161
Philip Morris International, Inc.:
2.75% 2/25/26	2,979	2,819
3.6% 11/15/23	2,916	2,892
3.875% 8/21/42	3,833	2,962
4.125% 3/4/43	7,944	6,300
4.875% 2/15/28	6,100	6,078
4.875% 11/15/43	4,766	4,187
5.125% 11/17/27	8,330	8,416
5.375% 2/15/33	6,430	6,387
5.75% 11/17/32	5,880	6,026
6.375% 5/16/38	1,152	1,231
Reynolds American, Inc.:
4.45% 6/12/25	5,607	5,485
4.85% 9/15/23	1,430	1,426
5.85% 8/15/45	3,368	2,943
7.25% 6/15/37	5,735	6,031
		157,268
TOTAL CONSUMER STAPLES		1,012,889
ENERGY - 1.6%
Energy Equipment & Services - 0.1%
Baker Hughes Co.:
4.08% 12/15/47	19,106	15,055
5.125% 9/15/40	1,589	1,506
Halliburton Co.:
2.92% 3/1/30	7,656	6,773
3.8% 11/15/25	203	198
5% 11/15/45	5,989	5,314
7.45% 9/15/39	1,192	1,362
		30,208
Oil, Gas & Consumable Fuels - 1.5%
Apache Corp. 5.1% 9/1/40	2,383	1,960
Boardwalk Pipelines LP:
3.4% 2/15/31	2,000	1,723
4.95% 12/15/24	3,774	3,733
BP Capital Markets PLC 3.279% 9/19/27	10,121	9,647
Canadian Natural Resources Ltd.:
3.9% 2/1/25	1,489	1,448
4.95% 6/1/47	5,084	4,456
5.85% 2/1/35	9,570	9,353
6.25% 3/15/38	5,441	5,574
Cenovus Energy, Inc.:
2.65% 1/15/32	5,664	4,593
4.25% 4/15/27	7,547	7,277
5.4% 6/15/47	7,466	6,691
6.75% 11/15/39	1,589	1,661
Chevron Corp.:
1.554% 5/11/25	5,916	5,579
1.995% 5/11/27	4,949	4,532
2.236% 5/11/30	5,916	5,177
2.895% 3/3/24	18,691	18,388
2.954% 5/16/26	8,737	8,389
2.978% 5/11/40	4,949	3,741
3.078% 5/11/50	5,916	4,400
Chevron U.S.A., Inc.:
4.2% 10/15/49	3,480	2,901
4.95% 8/15/47	10,963	10,284
Columbia Pipeline Group, Inc. 4.5% 6/1/25	2,641	2,597
ConocoPhillips Co.:
5.95% 3/15/46	4,766	5,147
6.5% 2/1/39	5,981	6,841
DCP Midstream Operating LP:
3.25% 2/15/32	1,000	838
8.125% 8/16/30	2,000	2,232
Devon Energy Corp.:
5% 6/15/45	13,220	11,344
5.6% 7/15/41	2,283	2,118
Diamondback Energy, Inc. 6.25% 3/15/33	11,200	11,627
Eastern Gas Transmission & Storage, Inc. 3.9% 11/15/49	9,666	6,979
Enbridge, Inc.:
3.5% 6/10/24	2,244	2,193
5.5% 12/1/46	11,511	10,788
5.7% 3/8/33	10,480	10,657
Energy Transfer LP:
3.75% 5/15/30	13,291	12,038
3.9% 7/15/26	5,974	5,699
4.95% 6/15/28	7,490	7,318
5% 5/15/50	14,074	11,513
5.15% 3/15/45	6,356	5,335
5.3% 4/1/44	4,607	3,892
5.4% 10/1/47	4,369	3,756
5.8% 6/15/38	6,960	6,635
6% 6/15/48	15,589	14,350
6.25% 4/15/49	2,315	2,203
Enterprise Products Operating LP:
3.3% 2/15/53	3,026	2,107
3.7% 2/15/26	1,405	1,368
3.95% 2/15/27	20,557	20,066
4.2% 1/31/50	4,727	3,827
4.25% 2/15/48	15,839	13,075
4.8% 2/1/49	5,834	5,203
4.85% 8/15/42	1,986	1,796
4.85% 3/15/44	3,972	3,568
4.9% 5/15/46	3,400	3,055
5.35% 1/31/33	7,800	7,950
5.7% 2/15/42	1,589	1,577
7.55% 4/15/38	1,589	1,836
EOG Resources, Inc. 4.15% 1/15/26	4,448	4,399
EQT Corp. 5.7% 4/1/28	6,471	6,436
Equinor ASA:
2.375% 5/22/30	9,144	7,970
3.125% 4/6/30	7,926	7,284
3.625% 9/10/28	9,596	9,267
3.7% 3/1/24	2,899	2,862
3.7% 4/6/50	12,681	10,218
5.1% 8/17/40	1,589	1,574
Exxon Mobil Corp.:
3.043% 3/1/26	6,618	6,384
3.452% 4/15/51	3,316	2,544
3.482% 3/19/30	19,333	18,236
3.567% 3/6/45	5,282	4,263
Hess Corp.:
3.5% 7/15/24	3,019	2,951
5.6% 2/15/41	2,701	2,544
5.8% 4/1/47	3,383	3,242
6% 1/15/40	2,000	1,972
Kinder Morgan Energy Partners LP:
3.5% 9/1/23	1,589	1,580
4.25% 9/1/24	11,915	11,704
4.7% 11/1/42	3,019	2,501
5% 3/1/43	795	672
5.5% 3/1/44	5,558	4,998
5.625% 9/1/41	795	732
6.55% 9/15/40	2,383	2,417
Kinder Morgan, Inc.:
4.3% 3/1/28	7,919	7,653
4.8% 2/1/33	2,000	1,886
5.2% 6/1/33	5,970	5,765
5.2% 3/1/48	6,974	6,013
5.3% 12/1/34	6,792	6,516
5.55% 6/1/45	12,933	11,730
Magellan Midstream Partners LP:
4.25% 9/15/46	4,369	3,173
5% 3/1/26	2,383	2,361
Marathon Oil Corp.:
5.2% 6/1/45	3,972	3,320
6.6% 10/1/37	2,000	2,002
Marathon Petroleum Corp.:
4.5% 4/1/48	4,630	3,581
4.7% 5/1/25	17,399	17,177
6.5% 3/1/41	795	809
MPLX LP:
4.125% 3/1/27	7,506	7,272
4.7% 4/15/48	15,489	12,411
4.8% 2/15/29	7,300	7,105
5.2% 3/1/47	4,861	4,193
5.5% 2/15/49	6,892	6,144
ONEOK, Inc.:
3.1% 3/15/30	2,000	1,728
3.4% 9/1/29	1,300	1,150
4.35% 3/15/29	2,000	1,869
4.45% 9/1/49	4,640	3,462
4.95% 7/13/47	4,647	3,755
5.2% 7/15/48	2,399	2,000
6.1% 11/15/32	8,780	8,893
Ovintiv, Inc. 6.5% 2/1/38	7,055	6,988
Phillips 66 Co.:
0.9% 2/15/24	2,000	1,935
3.85% 4/9/25	2,000	1,953
3.9% 3/15/28	2,000	1,918
4.65% 11/15/34	2,000	1,870
4.875% 11/15/44	795	719
5.875% 5/1/42	7,547	7,731
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	1,000	885
3.6% 11/1/24	5,719	5,548
4.65% 10/15/25	9,730	9,566
4.9% 2/15/45	1,509	1,192
6.65% 1/15/37	4,220	4,235
Sabine Pass Liquefaction LLC 4.5% 5/15/30	15,000	14,183
Shell International Finance BV:
2% 11/7/24	7,830	7,534
2.375% 11/7/29	26,293	23,133
3.125% 11/7/49	11,116	7,970
3.25% 5/11/25	11,249	10,957
3.5% 11/13/23	5,561	5,520
3.875% 11/13/28	6,766	6,616
4% 5/10/46	3,177	2,662
4.375% 5/11/45	10,565	9,357
6.375% 12/15/38	5,337	5,956
Spectra Energy Partners LP:
3.375% 10/15/26	12,956	12,250
4.75% 3/15/24	3,833	3,799
Suncor Energy, Inc.:
4% 11/15/47	3,972	3,026
6.8% 5/15/38	6,708	7,127
6.85% 6/1/39	1,589	1,708
Targa Resources Corp.:
4.95% 4/15/52	6,000	4,767
6.125% 3/15/33	9,100	9,225
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4% 1/15/32	2,000	1,715
4.875% 2/1/31	2,000	1,840
5% 1/15/28	1,300	1,253
5.5% 3/1/30	2,000	1,922
The Williams Companies, Inc.:
3.75% 6/15/27	18,557	17,676
3.9% 1/15/25	2,800	2,732
4.55% 6/24/24	4,507	4,452
4.85% 3/1/48	6,697	5,708
5.4% 3/2/26	3,600	3,629
5.65% 3/15/33	2,610	2,639
5.75% 6/24/44	1,509	1,445
Total Capital International SA:
3.127% 5/29/50	2,832	2,015
3.455% 2/19/29	16,952	15,995
3.461% 7/12/49	5,181	3,949
3.75% 4/10/24	1,589	1,568
TransCanada PipeLines Ltd.:
4.625% 3/1/34	10,000	9,223
4.75% 5/15/38	8,334	7,463
4.875% 1/15/26	3,972	3,947
4.875% 5/15/48	3,908	3,426
5.1% 3/15/49	2,778	2,545
6.1% 6/1/40	5,321	5,386
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	4,640	4,134
3.95% 5/15/50	4,640	3,569
4.45% 8/1/42	6,157	5,244
4.6% 3/15/48	3,177	2,664
Valero Energy Corp.:
2.85% 4/15/25	13,126	12,577
4% 4/1/29	7,408	7,028
4% 6/1/52	5,100	3,763
6.625% 6/15/37	7,605	8,182
Western Gas Partners LP 4.3% 2/1/30	10,100	8,980
		918,752
TOTAL ENERGY		948,960
FINANCIALS - 8.8%
Banks - 4.8%
Australia and New Zealand Banking Group Ltd. 3.7% 11/16/25	5,696	5,539
Banco Bilbao Vizcaya Argentaria SA 6.138% 9/14/28 (c)	2,000	2,026
Banco Santander SA:
1.849% 3/25/26	13,000	11,683
2.749% 12/3/30	1,000	783
2.958% 3/25/31	14,400	11,994
3.225% 11/22/32 (c)	7,800	6,152
4.175% 3/24/28 (c)	6,000	5,641
5.294% 8/18/27	2,000	1,978
Bank of America Corp.:
3 month U.S. LIBOR + 0.640% 2.015% 2/13/26 (c)(d)	20,058	18,810
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 1.53% 12/6/25 (c)(d)	39,149	36,696
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.290% 5.08% 1/20/27 (c)(d)	22,900	22,728
1.658% 3/11/27 (c)	15,408	13,918
1.734% 7/22/27 (c)	19,987	17,824
2.087% 6/14/29 (c)	4,543	3,890
2.299% 7/21/32 (c)	7,772	6,193
2.482% 9/21/36 (c)	2,100	1,594
2.651% 3/11/32 (c)	14,674	12,136
2.676% 6/19/41 (c)	18,560	12,740
2.687% 4/22/32 (c)	7,115	5,880
2.831% 10/24/51 (c)	7,984	5,111
2.972% 7/21/52 (c)	7,772	5,169
3.194% 7/23/30 (c)	38,178	33,675
3.248% 10/21/27	2,979	2,787
3.311% 4/22/42 (c)	15,200	11,392
3.366% 1/23/26 (c)	20,987	20,163
3.419% 12/20/28 (c)	24,064	22,129
3.593% 7/21/28 (c)	8,818	8,220
3.705% 4/24/28 (c)	6,991	6,571
3.824% 1/20/28 (c)	17,200	16,281
3.846% 3/8/37 (c)	5,703	4,873
3.864% 7/23/24 (c)	19,303	19,244
3.97% 3/5/29 (c)	17,399	16,411
3.974% 2/7/30 (c)	11,231	10,419
4% 4/1/24	3,864	3,818
4% 1/22/25	4,766	4,655
4.083% 3/20/51 (c)	5,027	4,046
4.1% 7/24/23	5,561	5,544
4.183% 11/25/27	12,307	11,797
4.2% 8/26/24	6,752	6,641
4.244% 4/24/38 (c)	2,000	1,762
4.25% 10/22/26	3,177	3,073
4.271% 7/23/29 (c)	14,306	13,598
4.33% 3/15/50 (c)	10,398	8,752
4.443% 1/20/48 (c)	12,114	10,482
4.45% 3/3/26	10,327	10,098
4.948% 7/22/28 (c)	5,000	4,946
5% 1/21/44	4,265	4,011
5.015% 7/22/33 (c)	8,900	8,699
5.288% 4/25/34 (c)	8,660	8,605
5.875% 2/7/42	2,610	2,746
6.11% 1/29/37	6,621	6,931
6.204% 11/10/28 (c)	7,700	7,964
7.75% 5/14/38	3,317	3,943
Bank of Montreal:
3.3% 2/5/24	12,876	12,668
3.803% 12/15/32 (c)	9,260	8,264
4.7% 9/14/27	9,700	9,584
Bank of Nova Scotia:
3.4% 2/11/24	32,120	31,564
4.5% 12/16/25	12,615	12,288
4.75% 2/2/26	3,500	3,477
4.85% 2/1/30	12,240	11,968
Barclays PLC:
2.279% 11/24/27 (c)	14,500	12,884
2.852% 5/7/26 (c)	10,633	9,992
2.894% 11/24/32 (c)	15,080	11,911
3.564% 9/23/35 (c)	7,500	5,932
3.932% 5/7/25 (c)	12,593	12,323
4.337% 1/10/28	4,602	4,369
4.375% 1/12/26	4,289	4,142
4.836% 5/9/28	7,626	7,056
4.95% 1/10/47	12,837	11,299
5.25% 8/17/45	4,602	4,223
6.224% 5/9/34 (c)	6,500	6,562
BB&T Corp. 3.75% 12/6/23	13,978	13,818
BPCE SA 4% 4/15/24	1,716	1,691
Canadian Imperial Bank of Commerce 3.6% 4/7/32	11,525	10,370
Citigroup, Inc.:
3 month U.S. LIBOR + 1.020% 4.044% 6/1/24 (c)(d)	15,887	15,887
CME Term SOFR 3 Month Index + 1.150% 3.52% 10/27/28 (c)(d)	18,312	17,038
1.122% 1/28/27 (c)	14,113	12,618
2.561% 5/1/32 (c)	11,986	9,839
2.904% 11/3/42 (c)	9,400	6,604
3.106% 4/8/26 (c)	24,746	23,721
3.668% 7/24/28 (c)	32,410	30,465
3.7% 1/12/26	10,841	10,477
3.785% 3/17/33 (c)	11,300	10,033
3.887% 1/10/28 (c)	3,575	3,402
3.98% 3/20/30 (c)	28,276	26,216
4.125% 7/25/28	17,365	16,301
4.4% 6/10/25	3,177	3,103
4.412% 3/31/31 (c)	7,733	7,314
4.45% 9/29/27	28,129	27,028
4.6% 3/9/26	4,766	4,650
4.65% 7/23/48	11,261	10,007
4.75% 5/18/46	6,251	5,271
5.3% 5/6/44	1,589	1,453
5.5% 9/13/25	3,972	3,971
5.875% 1/30/42	4,328	4,511
8.125% 7/15/39	6,356	8,073
Citizens Financial Group, Inc. 2.638% 9/30/32	3,302	2,265
Comerica, Inc. 3.8% 7/22/26	2,899	2,492
Commonwealth Bank of Australia New York Branch 5.079% 1/10/25	2,900	2,906
Discover Bank 4.2% 8/8/23	5,753	5,731
Export-Import Bank of Korea:
0.625% 2/9/26	20,831	18,527
1.125% 12/29/26	3,300	2,878
2.375% 6/25/24	3,000	2,914
2.875% 1/21/25	6,037	5,833
Fifth Third Bancorp:
2.55% 5/5/27	11,793	10,322
4.772% 7/28/30 (c)	6,100	5,650
8.25% 3/1/38	3,651	4,117
HSBC Holdings PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 2.650% 6.332% 3/9/44 (c)(d)	5,100	5,280
1.589% 5/24/27 (c)	2,000	1,775
1.645% 4/18/26 (c)	2,000	1,846
2.013% 9/22/28 (c)	38,714	33,501
2.099% 6/4/26 (c)	14,500	13,472
2.251% 11/22/27 (c)	2,000	1,779
2.804% 5/24/32 (c)	11,000	8,925
3.803% 3/11/25 (c)	25,805	25,323
3.9% 5/25/26	8,737	8,425
4.25% 3/14/24	5,200	5,117
4.25% 8/18/25	4,602	4,447
4.292% 9/12/26 (c)	38,971	37,675
4.375% 11/23/26	22,797	21,866
4.755% 6/9/28 (c)	7,000	6,787
4.762% 3/29/33 (c)	8,100	7,331
4.95% 3/31/30	11,528	11,266
5.21% 8/11/28 (c)	2,000	1,971
5.25% 3/14/44	3,946	3,504
6.254% 3/9/34 (c)	16,000	16,459
6.5% 9/15/37	8,340	8,324
6.8% 6/1/38	4,833	4,948
HSBC U.S.A., Inc. 3.5% 6/23/24	5,561	5,422
Huntington Bancshares, Inc. 4.443% 8/4/28 (c)	3,100	2,880
Huntington National Bank 4.552% 5/17/28 (c)	10,000	9,298
ING Groep NV:
1.726% 4/1/27 (c)	7,323	6,565
2.727% 4/1/32 (c)	7,404	6,122
4.252% 3/28/33 (c)	7,800	7,140
Japan Bank International Cooperation:
1.25% 1/21/31	31,080	24,949
1.875% 7/21/26	3,260	3,009
2.125% 2/10/25	1,716	1,638
2.25% 11/4/26	4,486	4,165
2.375% 4/20/26	10,372	9,780
2.75% 1/21/26	2,720	2,601
2.875% 6/1/27	6,038	5,690
3.25% 7/20/28	7,150	6,787
3.375% 10/31/23	25,810	25,567
JPMorgan Chase & Co.:
0.768% 8/9/25 (c)	35,959	33,838
1.47% 9/22/27 (c)	23,779	21,074
1.953% 2/4/32 (c)	12,760	10,160
2.083% 4/22/26 (c)	29,270	27,521
2.522% 4/22/31 (c)	9,521	8,085
2.545% 11/8/32 (c)	18,588	15,236
2.95% 10/1/26	20,041	18,885
2.956% 5/13/31 (c)	9,908	8,465
3.109% 4/22/51 (c)	11,841	8,185
3.22% 3/1/25 (c)	13,853	13,588
3.3% 4/1/26	7,149	6,868
3.509% 1/23/29 (c)	25,133	23,406
3.54% 5/1/28 (c)	13,504	12,747
3.797% 7/23/24 (c)	11,002	10,970
3.875% 9/10/24	25,995	25,488
3.882% 7/24/38 (c)	13,575	11,657
3.9% 7/15/25	17,158	16,850
3.96% 1/29/27 (c)	9,666	9,347
3.964% 11/15/48 (c)	7,466	6,038
4.005% 4/23/29 (c)	16,311	15,481
4.125% 12/15/26	4,667	4,570
4.203% 7/23/29 (c)	34,701	33,219
4.323% 4/26/28 (c)	9,454	9,202
4.452% 12/5/29 (c)	9,705	9,366
4.586% 4/26/33 (c)	9,454	9,066
4.85% 2/1/44	3,972	3,747
4.912% 7/25/33 (c)	20,900	20,553
4.95% 6/1/45	7,581	7,019
5.5% 10/15/40	4,528	4,573
5.6% 7/15/41	1,192	1,230
5.625% 8/16/43	3,972	4,008
6.4% 5/15/38	10,000	11,172
KeyBank NA 3.4% 5/20/26	4,289	3,662
KeyCorp 4.789% 6/1/33 (c)	7,300	6,306
Korea Development Bank:
0.4% 6/19/24	8,700	8,266
1.625% 1/19/31	10,633	8,653
Lloyds Banking Group PLC:
3.574% 11/7/28 (c)	2,000	1,828
3.75% 3/18/28 (c)	2,000	1,867
3.87% 7/9/25 (c)	4,310	4,206
4.344% 1/9/48	11,915	8,865
4.582% 12/10/25	9,260	8,835
4.65% 3/24/26	6,831	6,523
4.716% 8/11/26 (c)	2,000	1,955
4.976% 8/11/33 (c)	2,000	1,892
5.871% 3/6/29 (c)	10,800	10,883
Mitsubishi UFJ Financial Group, Inc.:
1 year U.S. Treasury Index + 1.630% 5.441% 2/22/34 (c)(d)	6,660	6,708
1.538% 7/20/27 (c)	8,941	7,914
2.309% 7/20/32 (c)	8,700	6,969
2.801% 7/18/24	6,482	6,277
3.195% 7/18/29	11,297	10,067
3.751% 7/18/39	6,297	5,299
3.85% 3/1/26	538	518
3.961% 3/2/28	17,476	16,715
5.133% 7/20/33 (c)	6,600	6,520
5.242% 4/19/29 (c)	17,500	17,451
5.422% 2/22/29 (c)	12,500	12,523
Mizuho Financial Group, Inc.:
1.554% 7/9/27 (c)	9,183	8,119
2.226% 5/25/26 (c)	10,826	10,100
2.26% 7/9/32 (c)	9,086	7,190
2.591% 5/25/31 (c)	13,146	10,959
National Australia Bank Ltd. 5.132% 11/22/24	9,111	9,130
NatWest Group PLC:
3 month U.S. LIBOR + 1.750% 4.892% 5/18/29 (c)(d)	6,766	6,522
3.754% 11/1/29 (c)	10,246	9,648
3.875% 9/12/23	3,260	3,238
4.445% 5/8/30 (c)	5,748	5,379
4.8% 4/5/26	10,366	10,218
5.516% 9/30/28 (c)	9,700	9,655
Oesterreichische Kontrollbank AG 0.375% 9/17/25	8,660	7,916
PNC Financial Services Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.000% 4.626% 6/6/33 (c)(d)	5,000	4,489
1.15% 8/13/26	10,008	8,783
2.2% 11/1/24	5,355	5,095
2.6% 7/23/26	19,333	17,956
3.5% 1/23/24	13,891	13,698
3.9% 4/29/24	4,488	4,395
5.354% 12/2/28 (c)	11,710	11,693
Rabobank Nederland:
3.75% 7/21/26	15,291	14,358
4.375% 8/4/25	5,147	5,012
5.25% 5/24/41	2,383	2,477
Rabobank Nederland New York Branch 3.375% 5/21/25	3,217	3,104
Royal Bank of Canada:
1.2% 4/27/26	23,522	21,111
2.05% 1/21/27	16,433	14,849
3.625% 5/4/27	7,900	7,530
4.65% 1/27/26	10,319	10,151
5% 5/2/33	4,070	4,000
6% 11/1/27	10,000	10,363
Santander Holdings U.S.A., Inc.:
2.49% 1/6/28 (c)	2,000	1,748
4.26% 6/9/25 (c)	10,000	9,590
4.4% 7/13/27	4,600	4,372
Santander UK Group Holdings PLC:
2.469% 1/11/28 (c)	9,666	8,485
2.896% 3/15/32 (c)	1,600	1,303
6.534% 1/10/29 (c)	8,050	8,177
Sumitomo Mitsui Banking Corp. 3.4% 7/11/24	4,911	4,791
Sumitomo Mitsui Financial Group, Inc.:
1.474% 7/8/25	11,310	10,410
2.142% 9/23/30	11,020	8,826
2.174% 1/14/27	22,619	20,313
2.348% 1/15/25	7,153	6,776
2.75% 1/15/30	6,766	5,869
3.05% 1/14/42	11,600	8,397
3.936% 10/16/23	12,456	12,381
5.52% 1/13/28	13,700	13,918
5.766% 1/13/33	7,800	8,148
The Toronto-Dominion Bank:
2.65% 6/12/24	18,463	17,922
3.25% 3/11/24	24,166	23,736
3.5% 7/19/23	7,944	7,925
4.108% 6/8/27	9,800	9,433
4.693% 9/15/27	10,000	9,816
5.156% 1/10/28	22,920	22,974
Truist Financial Corp.:
1.267% 3/2/27 (c)	26,042	23,060
4.916% 7/28/33 (c)	4,850	4,378
5.122% 1/26/34 (c)	7,900	7,547
U.S. Bancorp:
1.375% 7/22/30	9,666	7,346
2.677% 1/27/33 (c)	6,900	5,549
3% 7/30/29	8,603	7,350
3.1% 4/27/26	7,149	6,604
4.839% 2/1/34 (c)	12,000	11,262
Wells Fargo & Co.:
2.164% 2/11/26 (c)	31,482	29,728
2.188% 4/30/26 (c)	23,344	21,960
2.406% 10/30/25 (c)	40,463	38,660
2.572% 2/11/31 (c)	18,666	15,758
3% 10/23/26	16,149	15,065
3.068% 4/30/41 (c)	14,113	10,253
3.3% 9/9/24	3,673	3,581
3.35% 3/2/33 (c)	4,543	3,902
3.526% 3/24/28 (c)	5,000	4,686
3.55% 9/29/25	3,368	3,251
3.584% 5/22/28 (c)	8,313	7,798
3.75% 1/24/24	34,064	33,682
3.9% 5/1/45	3,781	2,992
4.1% 6/3/26	2,562	2,470
4.4% 6/14/46	5,672	4,585
4.48% 1/16/24	3,030	3,005
4.54% 8/15/26 (c)	10,000	9,829
4.75% 12/7/46	12,709	10,708
4.897% 7/25/33 (c)	19,800	19,100
4.9% 11/17/45	7,663	6,667
5.013% 4/4/51 (c)	4,814	4,405
5.375% 11/2/43	5,336	5,016
5.389% 4/24/34 (c)	25,070	25,103
5.606% 1/15/44	9,040	8,628
Westpac Banking Corp.:
U.S. TREASURY 1 YEAR INDEX + 2.680% 5.405% 8/10/33 (c)(d)	2,000	1,894
1.953% 11/20/28	5,800	5,019
2.668% 11/15/35 (c)	2,000	1,541
2.85% 5/13/26	3,774	3,579
3.02% 11/18/36 (c)	2,000	1,536
3.3% 2/26/24	25,805	25,415
4.11% 7/24/34 (c)	11,666	10,317
4.421% 7/24/39	6,630	5,486
5.35% 10/18/24	4,800	4,820
5.457% 11/18/27	10,000	10,317
Zions Bancorp NA 4.5% 6/13/23	165	164
		2,901,177
Capital Markets - 1.8%
Affiliated Managers Group, Inc. 3.5% 8/1/25	3,774	3,608
Ares Capital Corp.:
2.15% 7/15/26	20,441	17,767
3.25% 7/15/25	5,027	4,649
Bank of New York Mellon Corp.:
1.8% 7/28/31	16,619	13,107
2.8% 5/4/26	4,472	4,233
4.414% 7/24/26 (c)	17,300	16,954
4.543% 2/1/29 (c)	7,200	7,076
Bank of New York, New York 5.224% 11/21/25 (c)	10,000	9,977
BlackRock, Inc.:
2.1% 2/25/32	11,503	9,370
3.5% 3/18/24	2,303	2,267
Brookfield Finance, Inc. 2.724% 4/15/31	19,988	16,467
Charles Schwab Corp.:
0.75% 3/18/24	22,246	21,366
2% 3/20/28	16,771	14,395
2.45% 3/3/27	19,333	17,301
2.9% 3/3/32	7,200	5,908
CI Financial Corp. 3.2% 12/17/30	2,000	1,500
CME Group, Inc.:
2.65% 3/15/32	2,803	2,403
5.3% 9/15/43	4,930	5,078
Credit Suisse AG:
3.625% 9/9/24	7,884	7,545
5% 7/9/27	2,000	1,926
Credit Suisse Group AG:
3.8% 6/9/23	15,887	15,855
4.55% 4/17/26	8,685	8,164
4.875% 5/15/45	8,979	7,562
Deutsche Bank AG:
4.1% 1/13/26	9,570	9,093
4.5% 4/1/25	2,573	2,402
Deutsche Bank AG New York Branch:
2.311% 11/16/27 (c)	4,949	4,258
3.035% 5/28/32 (c)	9,100	7,219
3.7% 5/30/24	7,785	7,557
3.729% 1/14/32 (c)	10,100	7,568
4.1% 1/13/26	17,316	16,139
Eaton Vance Corp. 3.625% 6/15/23	2,244	2,242
Franklin Resources, Inc.:
1.6% 10/30/30	2,000	1,573
2.85% 3/30/25	3,019	2,865
GE Capital Funding LLC 4.4% 5/15/30	5,000	4,669
Goldman Sachs Group, Inc.:
0.855% 2/12/26 (c)	13,639	12,487
1.093% 12/9/26 (c)	33,156	29,634
2.383% 7/21/32 (c)	22,445	18,072
2.6% 2/7/30	9,666	8,282
2.615% 4/22/32 (c)	24,562	20,261
2.65% 10/21/32 (c)	12,566	10,295
3.102% 2/24/33 (c)	5,000	4,240
3.272% 9/29/25 (c)	4,833	4,674
3.436% 2/24/43 (c)	5,063	3,789
3.5% 1/23/25	41,477	40,239
3.625% 2/20/24	8,340	8,212
3.691% 6/5/28 (c)	14,113	13,296
3.75% 2/25/26	4,622	4,464
3.85% 7/8/24	3,019	2,970
3.85% 1/26/27	24,021	23,075
4% 3/3/24	4,833	4,770
4.017% 10/31/38 (c)	1,000	843
4.25% 10/21/25	3,972	3,870
4.411% 4/23/39 (c)	5,770	5,056
4.75% 10/21/45	12,534	11,243
5.95% 1/15/27	11,915	12,191
6.25% 2/1/41	5,900	6,303
6.75% 10/1/37	20,049	21,397
Intercontinental Exchange, Inc.:
1.85% 9/15/32	8,990	6,971
2.65% 9/15/40	10,990	7,785
3.75% 12/1/25	4,567	4,450
3.75% 9/21/28	7,411	7,097
4% 9/15/27	11,200	11,001
4.25% 9/21/48	8,390	7,134
4.6% 3/15/33	10,800	10,492
Jefferies Financial Group, Inc.:
2.625% 10/15/31	1,933	1,505
4.15% 1/23/30	11,213	10,151
Moody's Corp.:
2% 8/19/31	1,400	1,134
3.25% 1/15/28	12,663	11,919
3.75% 3/24/25	1,000	972
4.25% 8/8/32	1,000	959
4.875% 12/17/48	8,233	7,568
Morgan Stanley:
CME Term SOFR 3 Month Index + 1.430% 4.457% 4/22/39 (c)(d)	6,005	5,379
1.164% 10/21/25 (c)	23,310	21,769
1.512% 7/20/27 (c)	7,810	6,955
1.593% 5/4/27 (c)	11,397	10,250
2.188% 4/28/26 (c)	19,478	18,389
2.239% 7/21/32 (c)	7,395	5,899
2.475% 1/21/28 (c)	2,000	1,816
2.484% 9/16/36 (c)	1,600	1,208
2.511% 10/20/32 (c)	3,963	3,217
2.72% 7/22/25 (c)	15,080	14,544
3.125% 7/27/26	4,448	4,195
3.217% 4/22/42 (c)	14,442	10,793
3.591% 7/22/28 (c)	47,701	44,533
3.7% 10/23/24	4,766	4,659
3.772% 1/24/29 (c)	9,753	9,143
3.875% 4/29/24	11,662	11,500
3.875% 1/27/26	6,171	6,007
3.95% 4/23/27	27,155	25,812
3.971% 7/22/38 (c)	18,965	16,183
4.3% 1/27/45	1,589	1,376
4.375% 1/22/47	8,818	7,714
5.123% 2/1/29 (c)	14,400	14,328
5.164% 4/20/29 (c)	5,750	5,731
5.25% 4/21/34 (c)	5,270	5,233
5.297% 4/20/37 (c)	9,400	8,950
5.597% 3/24/51 (c)	10,295	10,647
5.948% 1/19/38 (c)	2,720	2,687
6.296% 10/18/28 (c)	24,000	24,938
6.342% 10/18/33 (c)	8,900	9,531
6.375% 7/24/42	2,303	2,539
7.25% 4/1/32	795	914
NASDAQ, Inc. 2.5% 12/21/40	2,000	1,313
Nomura Holdings, Inc.:
2.608% 7/14/31	1,000	798
3.103% 1/16/30	19,128	16,381
5.099% 7/3/25	2,000	1,966
5.605% 7/6/29	7,500	7,432
Northern Trust Corp. 1.95% 5/1/30	17,158	14,162
S&P Global, Inc.:
2.9% 3/1/32	34,219	29,760
2.95% 1/22/27	4,833	4,585
State Street Corp.:
1.684% 11/18/27 (c)	15,869	14,173
2.65% 5/19/26	5,997	5,648
4.821% 1/26/34 (c)	5,200	5,073
		1,056,994
Consumer Finance - 0.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	18,269	17,152
2.45% 10/29/26	10,778	9,611
2.875% 8/14/24	11,390	10,941
3% 10/29/28	5,800	5,029
3.4% 10/29/33	5,896	4,692
3.65% 7/21/27	3,698	3,402
3.85% 10/29/41	5,896	4,424
3.875% 1/23/28	12,472	11,476
4.45% 10/1/25	7,824	7,526
4.875% 1/16/24	6,792	6,733
Ally Financial, Inc.:
2.2% 11/2/28	11,270	8,987
3.05% 6/5/23	4,978	4,975
5.8% 5/1/25	14,790	14,618
8% 11/1/31	2,000	2,085
American Express Co.:
2.5% 7/30/24	30,845	29,843
3.95% 8/1/25	18,100	17,661
4.05% 12/3/42	5,541	4,802
Capital One Financial Corp.:
2.359% 7/29/32 (c)	3,300	2,350
3.3% 10/30/24	11,544	11,127
3.75% 7/28/26	7,746	7,255
3.75% 3/9/27	28,095	26,282
3.8% 1/31/28	10,327	9,565
3.9% 1/29/24	13,552	13,386
5.247% 7/26/30 (c)	5,600	5,305
5.817% 2/1/34 (c)	3,450	3,349
Discover Financial Services 4.5% 1/30/26	14,948	14,487
GE Capital International Funding Co. 3.373% 11/15/25	22,877	21,931
John Deere Capital Corp.:
2.65% 6/24/24	8,309	8,169
2.65% 6/10/26	3,972	3,753
2.8% 9/8/27	5,561	5,202
3.45% 3/7/29	15,887	15,121
Synchrony Financial:
3.7% 8/4/26	3,752	3,274
4.375% 3/19/24	8,940	8,659
5.15% 3/19/29	21,635	19,160
Toyota Motor Credit Corp.:
0.5% 8/14/23	14,500	14,358
1.15% 8/13/27	16,723	14,617
1.9% 1/13/27	8,796	7,998
3% 4/1/25	2,000	1,933
3.05% 3/22/27	11,570	10,930
3.35% 1/8/24	11,112	10,976
4.45% 6/29/29	2,000	1,985
		405,129
Financial Services - 0.9%
Aon Corp. / Aon Global Holdings PLC 2.6% 12/2/31	15,853	13,137
Berkshire Hathaway, Inc.:
3.125% 3/15/26	9,135	8,875
4.5% 2/11/43	1,589	1,506
Blackstone Private Credit Fund:
2.7% 1/15/25	12,663	11,801
4.7% 3/24/25	16,881	16,290
BP Capital Markets America, Inc.:
2.721% 1/12/32	28,999	24,722
3% 2/24/50	11,116	7,568
3.017% 1/16/27	7,547	7,149
3.06% 6/17/41	6,766	5,026
4.812% 2/13/33	5,950	5,883
Brixmor Operating Partnership LP:
3.9% 3/15/27	4,480	4,170
4.05% 7/1/30	4,868	4,390
4.125% 6/15/26	5,997	5,652
4.125% 5/15/29	5,363	4,860
Corebridge Financial, Inc.:
3.9% 4/5/32	4,549	3,945
4.35% 4/5/42	4,800	3,839
6.875% 12/15/52 (c)	5,300	4,948
DH Europe Finance II SARL:
2.2% 11/15/24	6,563	6,289
2.6% 11/15/29	7,675	6,828
3.4% 11/15/49	8,313	6,396
Equitable Holdings, Inc.:
4.35% 4/20/28	6,519	6,186
5% 4/20/48	2,000	1,684
Fidelity National Information Services, Inc.:
1.15% 3/1/26	16,937	15,177
2.25% 3/1/31	16,065	12,876
Fiserv, Inc.:
3.5% 7/1/29	8,797	8,056
4.4% 7/1/49	14,614	12,076
Global Payments, Inc.:
1.2% 3/1/26	23,465	20,912
2.15% 1/15/27	10,000	8,928
2.9% 5/15/30	2,000	1,687
4.45% 6/1/28	2,000	1,899
5.95% 8/15/52	5,500	5,127
Jackson Financial, Inc. 5.17% 6/8/27	9,500	9,084
Japan International Cooperation Agency 1.75% 4/28/31	7,910	6,548
KfW:
0.25% 10/19/23	11,696	11,468
0.375% 7/18/25	13,678	12,584
0.625% 1/22/26	42,629	38,857
2% 5/2/25	3,038	2,898
2.5% 11/20/24	8,281	8,014
2.625% 2/28/24	16,206	15,887
2.875% 4/3/28	12,201	11,644
Landwirtschaftliche Rentenbank:
1.75% 7/27/26	6,752	6,271
2.5% 11/15/27	7,022	6,603
MasterCard, Inc.:
3.3% 3/26/27	5,744	5,528
3.35% 3/26/30	7,992	7,494
3.8% 11/21/46	3,019	2,557
3.85% 3/26/50	14,152	12,055
National Rural Utilities Cooperative Finance Corp.:
4.15% 12/15/32	14,810	13,861
5.8% 1/15/33	5,500	5,805
PayPal Holdings, Inc.:
1.65% 6/1/25	10,855	10,211
2.3% 6/1/30	12,566	10,669
4.4% 6/1/32	10,000	9,634
The Western Union Co. 2.85% 1/10/25	8,700	8,318
Visa, Inc.:
1.1% 2/15/31	16,240	12,877
1.9% 4/15/27	11,387	10,485
2.05% 4/15/30	16,761	14,481
2.7% 4/15/40	9,473	7,281
2.75% 9/15/27	9,468	8,929
3.15% 12/14/25	9,257	8,957
4.3% 12/14/45	5,275	4,896
Voya Financial, Inc.:
3.65% 6/15/26	12,542	11,866
5.7% 7/15/43	2,979	2,838
		546,482
Insurance - 0.6%
ACE INA Holdings, Inc.:
1.375% 9/15/30	21,411	17,044
3.35% 5/3/26	7,152	6,974
4.35% 11/3/45	3,177	2,836
AFLAC, Inc.:
3.6% 4/1/30	4,833	4,465
4% 10/15/46	3,003	2,380
Allstate Corp.:
3.28% 12/15/26	3,750	3,566
4.2% 12/15/46	6,005	4,897
American International Group, Inc.:
3.875% 1/15/35	2,145	1,853
3.9% 4/1/26	1,497	1,451
4.2% 4/1/28	14,734	14,339
4.375% 6/30/50	4,543	3,757
4.5% 7/16/44	7,050	5,952
4.7% 7/10/35	4,607	4,159
4.75% 4/1/48	7,808	6,812
Aon Corp. 3.75% 5/2/29	1,800	1,696
Aon PLC:
3.5% 6/14/24	6,458	6,323
4% 11/27/23	2,383	2,358
4.6% 6/14/44	1,271	1,109
4.75% 5/15/45	4,671	4,159
Arthur J. Gallagher & Co. 5.75% 3/2/53	4,060	4,046
Assurant, Inc. 4.9% 3/27/28	3,900	3,717
Athene Holding Ltd.:
3.5% 1/15/31	5,413	4,456
3.95% 5/25/51	2,000	1,313
4.125% 1/12/28	2,000	1,850
Baylor Scott & White Holdings:
Series 2021, 2.839% 11/15/50	14,016	9,316
3.967% 11/15/46	1,986	1,648
Berkshire Hathaway Finance Corp.:
1.45% 10/15/30	7,588	6,195
2.85% 10/15/50	10,633	7,327
2.875% 3/15/32	2,000	1,773
4.2% 8/15/48	9,429	8,426
5.75% 1/15/40	11,222	12,398
Brighthouse Financial, Inc. 4.7% 6/22/47	7,547	5,511
Brown & Brown, Inc. 4.2% 3/17/32	6,283	5,688
Fairfax Financial Holdings Ltd.:
4.625% 4/29/30	5,123	4,836
4.85% 4/17/28	1,700	1,650
5.625% 8/16/32	1,900	1,860
Hartford Financial Services Group, Inc.:
2.8% 8/19/29	5,649	4,921
3.6% 8/19/49	6,760	5,047
4.4% 3/15/48	7,713	6,437
Lincoln National Corp.:
3.625% 12/12/26	4,766	4,435
4.35% 3/1/48	2,417	1,705
4.375% 6/15/50	4,833	3,397
Manulife Financial Corp. 4.15% 3/4/26	9,666	9,419
Markel Group, Inc.:
3.35% 9/17/29	4,833	4,389
3.5% 11/1/27	4,000	3,761
Marsh & McLennan Companies, Inc.:
3.5% 6/3/24	1,509	1,477
3.875% 3/15/24	7,547	7,448
4.05% 10/15/23	5,382	5,337
4.2% 3/1/48	3,868	3,233
4.35% 1/30/47	2,224	1,888
4.375% 3/15/29	6,116	5,970
4.9% 3/15/49	7,388	6,776
MetLife, Inc.:
3.6% 11/13/25	9,666	9,384
4.125% 8/13/42	6,959	5,752
4.55% 3/23/30	8,990	8,855
4.6% 5/13/46	3,589	3,142
4.721% 12/15/44 (c)	3,972	3,516
5.875% 2/6/41	2,059	2,098
6.375% 6/15/34	2,000	2,202
Principal Financial Group, Inc. 4.3% 11/15/46	6,356	5,055
Progressive Corp.:
2.45% 1/15/27	3,765	3,489
2.5% 3/15/27	7,346	6,813
3% 3/15/32	13,862	12,229
4.2% 3/15/48	4,398	3,746
Prudential Financial, Inc.:
3.878% 3/27/28	3,305	3,190
3.905% 12/7/47	437	339
3.935% 12/7/49	8,515	6,655
4.35% 2/25/50	9,924	8,310
4.418% 3/27/48	5,044	4,205
5.125% 3/1/52 (c)	3,335	2,990
5.7% 12/14/36	302	317
6% 9/1/52 (c)	5,360	5,232
6.75% 3/1/53 (c)	1,800	1,799
The Chubb Corp. 6.5% 5/15/38	2,788	3,185
The Travelers Companies, Inc.:
4.1% 3/4/49	4,833	4,084
4.3% 8/25/45	1,159	1,010
6.25% 6/15/37	6,633	7,376
Willis Group North America, Inc. 4.65% 6/15/27	5,827	5,690
		374,443
TOTAL FINANCIALS		5,284,225
HEALTH CARE - 2.8%
Biotechnology - 0.5%
AbbVie, Inc.:
2.6% 11/21/24	12,276	11,820
2.95% 11/21/26	8,990	8,481
3.2% 11/21/29	15,370	13,950
3.6% 5/14/25	7,149	6,962
3.8% 3/15/25	7,006	6,853
4.05% 11/21/39	8,990	7,710
4.25% 11/14/28	6,585	6,451
4.25% 11/21/49	14,886	12,609
4.3% 5/14/36	4,972	4,582
4.4% 11/6/42	3,793	3,330
4.45% 5/14/46	5,561	4,793
4.5% 5/14/35	10,000	9,488
4.55% 3/15/35	5,282	5,035
4.7% 5/14/45	10,467	9,408
4.75% 3/15/45	5,028	4,550
4.875% 11/14/48	4,630	4,292
Amgen, Inc.:
1.65% 8/15/28	15,418	13,282
1.9% 2/21/25	6,476	6,125
2.3% 2/25/31	16,400	13,657
2.6% 8/19/26	8,340	7,783
2.8% 8/15/41	15,756	11,065
3.125% 5/1/25	1,589	1,532
3.35% 2/22/32	5,640	4,986
3.375% 2/21/50	8,893	6,342
4.4% 5/1/45	7,888	6,679
4.663% 6/15/51	9,908	8,725
4.875% 3/1/53	8,280	7,486
5.15% 3/2/28	12,880	12,987
5.25% 3/2/33	8,730	8,761
5.6% 3/2/43	10,000	9,905
5.65% 3/2/53	15,743	15,749
5.75% 3/2/63	9,400	9,343
Biogen, Inc.:
2.25% 5/1/30	1,600	1,340
4.05% 9/15/25	10,000	9,758
Gilead Sciences, Inc.:
1.65% 10/1/30	11,928	9,739
2.8% 10/1/50	11,832	7,889
3.65% 3/1/26	4,909	4,765
4.15% 3/1/47	9,882	8,446
4.75% 3/1/46	8,737	8,172
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/30	2,000	1,612
		316,442
Health Care Equipment & Supplies - 0.3%
Abbott Laboratories:
3.75% 11/30/26	5,539	5,464
4.75% 11/30/36	3,575	3,599
4.9% 11/30/46	8,261	8,254
Baxter International, Inc.:
1.915% 2/1/27	11,725	10,450
2.539% 2/1/32	12,914	10,444
Becton, Dickinson & Co.:
2.823% 5/20/30	6,989	6,132
3.363% 6/6/24	3,600	3,524
3.7% 6/6/27	22,048	21,146
4.685% 12/15/44	8,630	7,785
Boston Scientific Corp.:
3.45% 3/1/24	17,246	16,947
4% 3/1/29	8,579	8,118
4.7% 3/1/49	13,845	12,788
GE Healthcare Holding LLC:
5.65% 11/15/27 (b)	5,180	5,285
5.905% 11/22/32 (b)	10,170	10,623
Medtronic, Inc. 4.625% 3/15/45	10,267	9,853
Stryker Corp.:
1.95% 6/15/30	7,395	6,163
2.9% 6/15/50	7,395	5,035
Zimmer Biomet Holdings, Inc. 3.55% 4/1/25	9,040	8,752
		160,362
Health Care Providers & Services - 1.1%
Aetna, Inc.:
2.8% 6/15/23	11,915	11,905
3.875% 8/15/47	4,157	3,190
4.125% 11/15/42	9,013	7,316
Allina Health System, Inc. 3.887% 4/15/49	5,269	4,181
Banner Health:
2.907% 1/1/42	1,305	949
2.913% 1/1/51	10,923	7,277
Baptist Healthcare System Obli 3.54% 8/15/50	10,657	7,881
Bon Secours Mercy Health, Inc. 2.095% 6/1/31	7,302	5,870
Cardinal Health, Inc. 4.368% 6/15/47	11,033	8,869
Centene Corp.:
2.625% 8/1/31	14,500	11,595
3.375% 2/15/30	16,200	13,968
Children's Hospital Medical Center 4.268% 5/15/44	2,637	2,338
Children's Hospital of Philadelphia 2.704% 7/1/50	8,032	5,249
Cigna Group:
3% 7/15/23	7,944	7,916
3.75% 7/15/23	5,357	5,343
4.125% 11/15/25	7,829	7,666
4.375% 10/15/28	21,090	20,558
4.5% 2/25/26	9,262	9,162
4.8% 8/15/38	18,723	17,589
4.8% 7/15/46	6,037	5,394
4.9% 12/15/48	6,764	6,154
6.125% 11/15/41	2,383	2,538
CommonSpirit Health:
3.91% 10/1/50	12,300	9,368
4.35% 11/1/42	1,589	1,355
CVS Health Corp.:
2.7% 8/21/40	12,035	8,304
2.875% 6/1/26	5,958	5,635
3% 8/15/26	13,153	12,398
3.25% 8/15/29	13,963	12,624
3.875% 7/20/25	3,701	3,624
4.1% 3/25/25	3,272	3,231
4.3% 3/25/28	18,985	18,502
4.875% 7/20/35	2,462	2,346
5% 1/30/29	4,500	4,503
5.05% 3/25/48	21,765	19,660
5.125% 7/20/45	6,997	6,375
5.25% 2/21/33	15,400	15,439
5.3% 6/1/33	7,130	7,145
5.3% 12/5/43	3,489	3,281
5.625% 2/21/53	5,700	5,558
Elevance Health, Inc.:
2.55% 3/15/31	1,100	932
3.125% 5/15/50	6,766	4,665
3.65% 12/1/27	27,589	26,301
4.1% 5/15/32	9,100	8,558
4.375% 12/1/47	8,311	7,163
4.55% 3/1/48	3,741	3,282
4.625% 5/15/42	2,065	1,847
4.65% 1/15/43	1,589	1,438
4.75% 2/15/33	10,000	9,802
Franciscan Missionaries of Our Lady Health System, Inc. 3.914% 7/1/49	8,468	6,401
HCA Holdings, Inc.:
3.625% 3/15/32 (b)	2,000	1,743
4.125% 6/15/29	11,900	11,049
4.375% 3/15/42 (b)	10,000	8,102
5.25% 6/15/49	18,865	16,640
Humana, Inc.:
1.35% 2/3/27	10,039	8,811
2.15% 2/3/32	11,863	9,434
3.125% 8/15/29	6,457	5,778
4.95% 10/1/44	1,986	1,791
INTEGRIS Baptist Medical Center, Inc. 3.875% 8/15/50	9,083	6,678
Kaiser Foundation Hospitals:
3.266% 11/1/49	7,259	5,337
4.15% 5/1/47	5,204	4,528
4.875% 4/1/42	1,430	1,391
Memorial Sloan-Kettring Cancer Center 4.2% 7/1/55	2,383	2,000
MidMichigan Health 3.409% 6/1/50	3,730	2,594
New York & Presbyterian Hospital:
4.024% 8/1/45	2,780	2,367
4.063% 8/1/56	2,089	1,708
Novant Health, Inc. 3.168% 11/1/51	6,588	4,636
NYU Hospitals Center 4.784% 7/1/44	6,037	5,578
Orlando Health Obligated Group 3.327% 10/1/50	6,016	4,294
Partners Healthcare System, Inc. 4.117% 7/1/55	2,780	2,306
Piedmont Healthcare, Inc. 2.719% 1/1/42	1,208	841
Providence St. Joseph Health Obligated Group 2.7% 10/1/51	2,136	1,260
Sabra Health Care LP 3.2% 12/1/31	2,000	1,478
Sutter Health 3.361% 8/15/50	14,596	10,195
Trinity Health Corp. 2.632% 12/1/40	3,512	2,474
UnitedHealth Group, Inc.:
1.15% 5/15/26	3,155	2,873
1.25% 1/15/26	6,254	5,744
2% 5/15/30	2,900	2,461
2.3% 5/15/31	2,662	2,272
2.375% 8/15/24	7,834	7,589
2.9% 5/15/50	6,273	4,341
3.05% 5/15/41	16,300	12,507
3.25% 5/15/51	3,045	2,221
3.375% 4/15/27	4,289	4,120
3.5% 6/15/23	7,070	7,065
3.7% 8/15/49	8,334	6,617
3.75% 7/15/25	2,780	2,726
3.75% 10/15/47	7,594	6,105
3.85% 6/15/28	9,222	8,947
3.875% 12/15/28	11,908	11,539
3.875% 8/15/59	9,958	7,864
4.2% 1/15/47	2,859	2,490
4.25% 1/15/29	9,500	9,358
4.375% 3/15/42	9,373	8,419
4.625% 7/15/35	7,300	7,162
4.75% 7/15/45	1,327	1,251
5.05% 4/15/53	12,920	12,685
5.25% 2/15/28	8,360	8,605
5.35% 2/15/33	7,610	7,932
5.8% 3/15/36	1,000	1,071
5.875% 2/15/53	7,600	8,310
6.625% 11/15/37	2,000	2,293
6.875% 2/15/38	1,300	1,545
Universal Health Services, Inc. 2.65% 10/15/30	4,000	3,241
West Virginia University Health System Obligated Group 3.129% 6/1/50	4,940	3,279
		678,290
Life Sciences Tools & Services - 0.0%
Danaher Corp. 4.375% 9/15/45	1,883	1,704
Revvity, Inc.:
0.85% 9/15/24	4,476	4,216
2.25% 9/15/31	5,519	4,430
Thermo Fisher Scientific, Inc.:
2.6% 10/1/29	12,965	11,523
5.3% 2/1/44	4,622	4,705
		26,578
Pharmaceuticals - 0.9%
AstraZeneca Finance LLC:
1.2% 5/28/26	7,201	6,520
2.25% 5/28/31	7,008	5,956
4.875% 3/3/33	4,110	4,187
AstraZeneca PLC:
4.375% 11/16/45	5,989	5,533
4.375% 8/17/48	9,825	9,011
6.45% 9/15/37	4,582	5,283
Bayer U.S. Finance II LLC:
2.85% 4/15/25 (b)	3,038	2,874
3.95% 4/15/45 (b)	1,104	821
Bristol-Myers Squibb Co.:
2.9% 7/26/24	9,043	8,829
3.2% 6/15/26	2,128	2,054
3.25% 8/1/42	2,224	1,731
3.4% 7/26/29	4,508	4,243
3.55% 3/15/42	18,866	15,476
4.125% 6/15/39	3,769	3,411
4.25% 10/26/49	9,631	8,398
4.35% 11/15/47	5,317	4,741
4.55% 2/20/48	11,255	10,294
Eli Lilly & Co.:
2.25% 5/15/50	17,138	10,976
4.875% 2/27/53	4,640	4,674
GlaxoSmithKline Capital PLC 3% 6/1/24	9,260	9,058
GlaxoSmithKline Capital, Inc. 6.375% 5/15/38	5,734	6,581
GSK Consumer Healthcare Capital U.S. LLC:
3.375% 3/24/27	14,422	13,628
3.625% 3/24/32	14,451	12,974
Johnson & Johnson:
0.55% 9/1/25	6,409	5,894
1.3% 9/1/30	6,409	5,303
2.1% 9/1/40	7,409	5,179
2.45% 3/1/26	4,440	4,232
2.45% 9/1/60	6,409	4,059
3.4% 1/15/38	7,411	6,505
3.5% 1/15/48	4,766	4,001
3.625% 3/3/37	3,177	2,882
4.375% 12/5/33	2,600	2,639
4.5% 9/1/40	1,800	1,756
4.5% 12/5/43	5,262	5,207
4.85% 5/15/41	3,383	3,406
Merck & Co., Inc.:
2.35% 6/24/40	10,000	7,071
2.45% 6/24/50	4,418	2,850
2.75% 2/10/25	5,729	5,556
2.9% 3/7/24	9,121	8,949
3.6% 9/15/42	1,589	1,322
3.7% 2/10/45	5,084	4,283
3.9% 3/7/39	11,666	10,365
4.05% 5/17/28	7,500	7,459
4.5% 5/17/33	11,325	11,300
5% 5/17/53	11,000	11,071
Mylan NV 5.2% 4/15/48	2,383	1,799
Novartis Capital Corp.:
1.75% 2/14/25	7,443	7,086
2.75% 8/14/50	10,923	7,702
3% 11/20/25	8,317	8,037
3.1% 5/17/27	4,679	4,492
3.7% 9/21/42	2,244	1,918
4% 11/20/45	4,162	3,693
Pfizer Investment Enterprises:
4.45% 5/19/28	20,080	20,006
4.65% 5/19/30	9,923	9,934
4.75% 5/19/33	16,340	16,406
5.11% 5/19/43	10,390	10,326
5.3% 5/19/53	11,075	11,401
Pfizer, Inc.:
2.55% 5/28/40	7,297	5,297
2.7% 5/28/50	3,596	2,501
2.95% 3/15/24	3,734	3,667
3% 12/15/26	5,321	5,081
3.2% 9/15/23	10,103	10,041
3.45% 3/15/29	6,618	6,298
3.9% 3/15/39	5,004	4,421
4% 12/15/36	9,447	8,811
4.1% 9/15/38	2,000	1,831
4.125% 12/15/46	2,613	2,308
4.2% 9/15/48	6,196	5,543
4.4% 5/15/44	3,328	3,120
7.2% 3/15/39	4,289	5,329
Shire Acquisitions Investments Ireland DAC:
2.875% 9/23/23	3,003	2,976
3.2% 9/23/26	31,123	29,369
Takeda Pharmaceutical Co. Ltd. 2.05% 3/31/30	12,000	10,022
Utah Acquisition Sub, Inc.:
3.95% 6/15/26	2,248	2,137
5.25% 6/15/46	2,622	2,010
Viatris, Inc.:
1.65% 6/22/25	1,800	1,657
2.7% 6/22/30	12,760	10,254
4% 6/22/50	7,250	4,658
Wyeth LLC 5.95% 4/1/37	2,000	2,199
Zoetis, Inc.:
3.95% 9/12/47	1,589	1,295
4.7% 2/1/43	1,032	946
		513,113
TOTAL HEALTH CARE		1,694,785
INDUSTRIALS - 1.6%
Aerospace & Defense - 0.4%
General Dynamics Corp.:
3.75% 5/15/28	7,466	7,204
4.25% 4/1/50	3,867	3,496
Huntington Ingalls Industries, Inc. 4.2% 5/1/30	2,000	1,864
L3Harris Technologies, Inc.:
2.9% 12/15/29	1,000	880
3.832% 4/27/25	5,000	4,856
Lockheed Martin Corp.:
3.55% 1/15/26	3,017	2,952
4.09% 9/15/52	12,077	10,406
4.95% 10/15/25	10,000	10,067
5.25% 1/15/33	10,000	10,399
5.7% 11/15/54	5,000	5,447
Northrop Grumman Corp.:
3.25% 1/15/28	6,673	6,284
3.85% 4/15/45	1,489	1,198
4.03% 10/15/47	14,958	12,514
4.75% 6/1/43	3,177	2,927
Raytheon Technologies Corp.:
1.9% 9/1/31	9,570	7,686
3.15% 12/15/24	7,070	6,826
3.65% 8/16/23	526	524
3.75% 11/1/46	5,929	4,713
4.05% 5/4/47	1,851	1,558
4.125% 11/16/28	11,685	11,305
4.35% 4/15/47	5,243	4,570
4.45% 11/16/38	12,715	11,787
4.5% 6/1/42	5,863	5,354
4.625% 11/16/48	10,491	9,581
4.875% 10/15/40	795	748
5.15% 2/27/33	9,600	9,763
5.4% 5/1/35	1,800	1,836
5.7% 4/15/40	1,589	1,635
The Boeing Co.:
2.5% 3/1/25	3,654	3,463
2.7% 2/1/27	6,297	5,782
2.95% 2/1/30	8,056	7,022
3.625% 3/1/48	3,177	2,224
3.65% 3/1/47	2,192	1,550
3.75% 2/1/50	12,276	9,044
4.875% 5/1/25	13,891	13,749
5.15% 5/1/30	9,666	9,587
5.705% 5/1/40	31,541	31,073
5.805% 5/1/50	14,268	13,968
6.875% 3/15/39	2,622	2,873
		258,715
Air Freight & Logistics - 0.1%
FedEx Corp.:
2.4% 5/15/31	6,900	5,738
3.1% 8/5/29	5,027	4,547
3.9% 2/1/35	4,686	4,109
4.05% 2/15/48	2,900	2,278
4.4% 1/15/47	6,356	5,281
4.55% 4/1/46	1,192	1,005
4.95% 10/17/48	6,273	5,651
5.25% 5/15/50	3,383	3,204
United Parcel Service, Inc.:
2.4% 11/15/26	5,958	5,585
3.4% 11/15/46	2,104	1,643
3.75% 11/15/47	6,842	5,652
4.25% 3/15/49	3,190	2,821
4.45% 4/1/30	4,833	4,829
5.3% 4/1/50	4,669	4,855
6.2% 1/15/38	6,986	7,815
		65,013
Building Products - 0.1%
Carrier Global Corp.:
2.242% 2/15/25	10,053	9,525
2.493% 2/15/27	7,105	6,515
2.722% 2/15/30	12,373	10,659
3.377% 4/5/40	4,959	3,738
3.577% 4/5/50	11,213	8,058
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 4.9% 12/1/32	11,850	11,848
Masco Corp.:
2% 2/15/31	7,383	5,841
3.125% 2/15/51	3,735	2,333
Owens Corning 3.95% 8/15/29	5,413	5,065
		63,582
Commercial Services & Supplies - 0.1%
Republic Services, Inc.:
1.45% 2/15/31	17,786	14,042
2.9% 7/1/26	3,352	3,168
3.2% 3/15/25	8,957	8,672
3.95% 5/15/28	8,340	8,027
Waste Management, Inc. 4.15% 7/15/49	10,186	8,929
		42,838
Electrical Equipment - 0.0%
Eaton Corp.:
4% 11/2/32	1,509	1,429
4.15% 11/2/42	1,509	1,315
4.7% 8/23/52	5,800	5,467
		8,211
Ground Transportation - 0.5%
Burlington Northern Santa Fe LLC:
3% 4/1/25	10,000	9,714
3.05% 2/15/51	3,499	2,450
3.25% 6/15/27	5,958	5,707
3.55% 2/15/50	4,833	3,801
3.85% 9/1/23	2,000	1,993
3.9% 8/1/46	3,686	3,037
4.05% 6/15/48	13,373	11,301
4.125% 6/15/47	2,264	1,937
4.15% 4/1/45	1,350	1,164
4.375% 9/1/42	3,575	3,217
4.45% 3/15/43	2,000	1,805
4.55% 9/1/44	2,383	2,170
4.9% 4/1/44	3,177	3,025
6.15% 5/1/37	2,000	2,214
Canadian National Railway Co.:
2.45% 5/1/50	13,253	8,298
3.2% 8/2/46	2,622	1,932
3.85% 8/5/32	2,000	1,877
Canadian Pacific Railway Co.:
1.75% 12/2/26	8,990	8,156
2.05% 3/5/30	1,800	1,523
2.45% 12/2/31	20,546	18,171
3.1% 12/2/51	9,405	6,514
CSX Corp.:
3.25% 6/1/27	3,972	3,764
3.4% 8/1/24	3,673	3,589
3.8% 11/1/46	4,544	3,613
3.95% 5/1/50	2,840	2,287
4.1% 11/15/32	13,500	12,832
4.1% 3/15/44	5,382	4,597
4.5% 3/15/49	10,963	9,631
4.75% 11/15/48	4,599	4,177
Norfolk Southern Corp.:
3% 3/15/32	4,000	3,471
3.65% 8/1/25	9,532	9,237
3.8% 8/1/28	9,444	9,077
3.95% 10/1/42	1,509	1,244
4.05% 8/15/52	6,859	5,578
4.45% 3/1/33	22,050	21,240
4.65% 1/15/46	2,589	2,290
Union Pacific Corp.:
2.15% 2/5/27	7,153	6,606
2.375% 5/20/31	2,000	1,700
2.4% 2/5/30	2,000	1,753
2.75% 3/1/26	5,290	5,040
2.8% 2/14/32	11,666	10,111
2.891% 4/6/36	7,292	5,870
3% 4/15/27	3,972	3,767
3.25% 2/5/50	10,720	7,892
3.35% 8/15/46	3,750	2,770
3.375% 2/14/42	4,000	3,186
3.6% 9/15/37	2,622	2,256
3.799% 10/1/51	2,224	1,799
3.839% 3/20/60	11,170	8,688
3.95% 9/10/28	2,000	1,953
4.5% 1/20/33	10,000	9,863
4.95% 5/15/53	3,730	3,628
		273,515
Industrial Conglomerates - 0.1%
3M Co.:
2% 2/14/25	5,027	4,780
2.375% 8/26/29	8,822	7,576
2.65% 4/15/25	3,613	3,461
2.875% 10/15/27	3,177	2,926
3.05% 4/15/30	2,912	2,589
3.125% 9/19/46	2,192	1,472
3.25% 8/26/49	6,797	4,624
3.7% 4/15/50	3,595	2,711
5.7% 3/15/37	1,900	1,951
General Electric Co.:
3.625% 5/1/30	9,492	8,486
6.875% 1/10/39	119	140
Honeywell International, Inc.:
1.35% 6/1/25	8,120	7,610
1.95% 6/1/30	8,796	7,410
2.5% 11/1/26	5,688	5,367
2.8% 6/1/50	8,168	5,949
3.812% 11/21/47	1,113	939
		67,991
Machinery - 0.2%
Caterpillar Financial Services Corp.:
0.45% 9/14/23	11,068	10,930
1.1% 9/14/27	11,416	9,898
2.4% 8/9/26	2,264	2,120
Caterpillar, Inc.:
3.25% 9/19/49	13,214	10,224
3.803% 8/15/42	1,986	1,724
5.3% 9/15/35	5,561	5,798
Cummins, Inc. 1.5% 9/1/30	4,833	3,947
Deere & Co.:
2.875% 9/7/49	9,579	7,090
3.9% 6/9/42	7,000	6,274
5.375% 10/16/29	795	830
Ingersoll-Rand Luxembourg Finance SA:
3.8% 3/21/29	11,400	10,721
4.65% 11/1/44	4,766	4,192
Otis Worldwide Corp.:
2.565% 2/15/30	10,633	9,195
3.362% 2/15/50	8,091	5,828
Parker Hannifin Corp.:
3.25% 3/1/27	4,488	4,252
4% 6/14/49	4,727	3,885
4.1% 3/1/47	4,496	3,769
4.5% 9/15/29	2,000	1,955
Stanley Black & Decker, Inc.:
2.3% 2/24/25	2,000	1,901
4.25% 11/15/28	4,000	3,810
5.2% 9/1/40	7,100	6,506
		114,849
Passenger Airlines - 0.0%
American Airlines Pass Through Trust equipment trust certificate 2.875% 1/11/36	6,415	5,312
American Airlines, Inc. equipment trust certificate 3.2% 12/15/29	4,458	3,994
Southwest Airlines Co.:
2.625% 2/10/30	2,000	1,688
5.125% 6/15/27	8,833	8,792
United Airlines 2015-1 Class AA pass-thru trust 3.45% 6/1/29	385	354
United Airlines pass-thru trust equipment trust certificate 3.1% 1/7/30	8,827	7,960
United Airlines, Inc. equipment trust certificate Series 2012-2B 4% 4/29/26	1,968	1,906
		30,006
Professional Services - 0.0%
Leidos, Inc. 2.3% 2/15/31	1,300	1,015
Thomson Reuters Corp.:
3.35% 5/15/26	5,561	5,326
5.5% 8/15/35	2,000	2,001
		8,342
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.2% 1/15/27	6,863	6,059
2.3% 2/1/25	5,000	4,716
3% 2/1/30	1,900	1,582
3.125% 12/1/30	9,666	8,033
3.625% 12/1/27	7,593	6,918
4.25% 2/1/24	10,455	10,329
		37,637
TOTAL INDUSTRIALS		970,699
INFORMATION TECHNOLOGY - 2.0%
Communications Equipment - 0.0%
Cisco Systems, Inc.:
2.2% 9/20/23	5,965	5,906
2.5% 9/20/26	3,972	3,755
3.5% 6/15/25	3,392	3,315
5.9% 2/15/39	9,863	10,848
		23,824
Electronic Equipment, Instruments & Components - 0.2%
Corning, Inc.:
3.9% 11/15/49	4,833	3,572
4.75% 3/15/42	3,972	3,627
Dell International LLC/EMC Corp.:
4% 7/15/24	9,135	8,992
4.9% 10/1/26	7,506	7,456
5.3% 10/1/29	19,994	19,918
6.02% 6/15/26	12,821	13,123
8.1% 7/15/36	8,303	9,609
8.35% 7/15/46	9,542	11,270
Tyco Electronics Group SA:
3.45% 8/1/24	2,899	2,839
3.7% 2/15/26	4,253	4,145
7.125% 10/1/37	1,966	2,283
Vontier Corp. 2.95% 4/1/31	3,500	2,758
		89,592
IT Services - 0.2%
CDW LLC/CDW Finance Corp. 2.67% 12/1/26	11,406	10,205
IBM Corp.:
1.95% 5/15/30	11,102	9,237
2.95% 5/15/50	11,005	7,212
3% 5/15/24	9,538	9,318
3.3% 5/15/26	9,666	9,289
3.5% 5/15/29	13,474	12,590
3.625% 2/12/24	7,944	7,844
4.25% 5/15/49	8,612	7,235
4.4% 7/27/32	8,100	7,814
4.7% 2/19/46	3,932	3,488
5.6% 11/30/39	6,500	6,640
		90,872
Semiconductors & Semiconductor Equipment - 0.6%
Analog Devices, Inc.:
2.8% 10/1/41	11,812	8,755
3.5% 12/5/26	1,700	1,650
Applied Materials, Inc. 4.35% 4/1/47	10,263	9,505
Broadcom Corp./Broadcom Cayman LP:
3.5% 1/15/28	5,561	5,173
3.875% 1/15/27	3,043	2,925
Broadcom, Inc.:
2.45% 2/15/31 (b)	28,182	22,756
2.6% 2/15/33 (b)	9,400	7,310
3.187% 11/15/36 (b)	1,000	748
3.419% 4/15/33 (b)	11,000	9,136
3.459% 9/15/26	10,027	9,555
3.469% 4/15/34 (b)	3,391	2,767
3.75% 2/15/51 (b)	17,216	12,422
4.3% 11/15/32	9,956	9,054
4.75% 4/15/29	13,584	13,240
Intel Corp.:
2% 8/12/31	7,124	5,799
2.45% 11/15/29	10,216	8,857
2.8% 8/12/41	10,000	7,028
3.05% 8/12/51	7,124	4,680
3.25% 11/15/49	8,313	5,676
3.734% 12/8/47	2,594	1,977
3.9% 3/25/30	9,048	8,568
4% 8/5/29	2,000	1,911
4.1% 5/19/46	5,561	4,546
4.1% 5/11/47	1,906	1,554
4.15% 8/5/32	2,000	1,899
4.6% 3/25/40	2,000	1,836
4.75% 3/25/50	9,512	8,359
4.875% 2/10/28	10,180	10,254
5.625% 2/10/43	5,000	4,999
5.7% 2/10/53	8,000	7,903
5.9% 2/10/63	8,900	8,859
Lam Research Corp. 2.875% 6/15/50	11,648	8,006
Marvell Technology, Inc. 2.95% 4/15/31	2,000	1,676
Micron Technology, Inc.:
2.703% 4/15/32	8,400	6,628
4.663% 2/15/30	6,573	6,209
5.375% 4/15/28	8,560	8,445
NVIDIA Corp.:
2% 6/15/31	20,182	16,983
2.85% 4/1/30	8,603	7,863
3.5% 4/1/50	4,785	3,838
NXP BV/NXP Funding LLC/NXP U.S.A., Inc.:
2.65% 2/15/32	17,641	14,182
5% 1/15/33	8,500	8,146
Qualcomm, Inc.:
1.65% 5/20/32	14,000	10,977
3.45% 5/20/25	2,000	1,949
4.3% 5/20/47	8,023	7,105
4.8% 5/20/45	2,000	1,907
5.4% 5/20/33	18,000	18,822
Texas Instruments, Inc.:
1.9% 9/15/31	2,000	1,651
3.65% 8/16/32	2,000	1,870
4.15% 5/15/48	5,526	4,907
4.6% 2/15/28	10,000	10,126
		350,991
Software - 0.6%
Fortinet, Inc. 2.2% 3/15/31	2,000	1,637
Microsoft Corp.:
2.525% 6/1/50	32,153	22,133
2.675% 6/1/60	5,334	3,566
2.7% 2/12/25	13,643	13,227
2.875% 2/6/24	9,260	9,131
2.921% 3/17/52	36,922	27,321
3.041% 3/17/62	3,278	2,375
3.45% 8/8/36	2,307	2,109
3.625% 12/15/23	20,772	20,660
4.2% 11/3/35	1,700	1,693
Oracle Corp.:
1.65% 3/25/26	9,109	8,320
2.5% 4/1/25	8,564	8,164
2.65% 7/15/26	7,149	6,668
2.875% 3/25/31	11,675	9,926
2.95% 5/15/25	3,972	3,808
2.95% 4/1/30	12,477	10,917
3.25% 11/15/27	13,584	12,671
3.4% 7/8/24	3,753	3,669
3.6% 4/1/40	13,600	10,297
3.6% 4/1/50	12,383	8,546
3.85% 7/15/36	8,047	6,701
3.85% 4/1/60	14,393	9,705
3.95% 3/25/51	10,575	7,756
4% 7/15/46	7,785	5,833
4% 11/15/47	13,899	10,355
4.125% 5/15/45	2,383	1,837
4.3% 7/8/34	3,078	2,773
4.9% 2/6/33	15,000	14,489
5.375% 7/15/40	19,029	18,134
6.125% 7/8/39	1,800	1,847
6.25% 11/9/32	18,950	20,039
6.9% 11/9/52	4,900	5,333
Roper Technologies, Inc.:
1% 9/15/25	7,443	6,785
1.4% 9/15/27	7,250	6,285
1.75% 2/15/31	7,250	5,735
2% 6/30/30	14,306	11,733
3.8% 12/15/26	6,752	6,491
Salesforce, Inc.:
1.95% 7/15/31	10,300	8,538
2.7% 7/15/41	12,000	8,663
VMware, Inc.:
1.4% 8/15/26	22,344	19,786
4.65% 5/15/27	2,000	1,961
4.7% 5/15/30	2,000	1,902
		369,519
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.:
0.55% 8/20/25	14,113	12,982
0.7% 2/8/26	10,933	9,942
1.125% 5/11/25	10,000	9,370
1.2% 2/8/28	10,000	8,770
1.25% 8/20/30	13,098	10,740
1.7% 8/5/31	7,886	6,558
2.375% 2/8/41	13,368	9,814
2.45% 8/4/26	16,363	15,493
2.55% 8/20/60	5,162	3,338
2.65% 5/11/50	4,157	2,860
2.85% 8/5/61	7,887	5,277
2.9% 9/12/27	11,161	10,617
2.95% 9/11/49	21,247	15,628
3% 11/13/27	7,944	7,582
3.2% 5/13/25	8,332	8,129
3.2% 5/11/27	13,008	12,562
3.35% 8/8/32	7,000	6,581
3.75% 9/12/47	4,833	4,131
3.75% 11/13/47	5,541	4,751
3.85% 5/4/43	10,327	9,178
4% 5/10/28	3,300	3,286
4.25% 2/9/47	1,986	1,877
4.3% 5/10/33	3,300	3,308
4.375% 5/13/45	3,725	3,521
4.5% 2/23/36	7,355	7,531
4.65% 2/23/46	14,788	14,660
Hewlett Packard Enterprise Co.:
1.45% 4/1/24	2,000	1,934
4.45% 10/2/23	2,000	1,993
4.9% 10/15/25 (c)	7,746	7,695
6.2% 10/15/35 (c)	6,390	6,758
6.35% 10/15/45 (c)	1,493	1,525
HP, Inc.:
2.2% 6/17/25	11,261	10,623
4.2% 4/15/32	6,450	5,768
5.5% 1/15/33	2,000	1,967
6% 9/15/41	3,192	3,179
		249,928
TOTAL INFORMATION TECHNOLOGY		1,174,726
MATERIALS - 0.7%
Chemicals - 0.4%
Air Products & Chemicals, Inc.:
1.5% 10/15/25	4,785	4,445
2.05% 5/15/30	5,220	4,468
2.7% 5/15/40	4,495	3,344
2.8% 5/15/50	5,346	3,764
Celanese U.S. Holdings LLC:
6.33% 7/15/29	2,000	2,012
6.379% 7/15/32	7,400	7,479
CF Industries Holdings, Inc. 4.95% 6/1/43	5,900	4,926
DuPont de Nemours, Inc.:
4.725% 11/15/28	13,619	13,534
5.319% 11/15/38	8,458	8,324
Eastman Chemical Co. 4.65% 10/15/44	2,383	1,983
Ecolab, Inc.:
1.3% 1/30/31	6,356	5,014
2.7% 11/1/26	5,243	4,960
2.75% 8/18/55	8,768	5,463
Linde, Inc./Connecticut:
3.2% 1/30/26	5,036	4,894
3.55% 11/7/42	1,589	1,287
LYB International Finance BV:
4% 7/15/23	2,533	2,526
4.875% 3/15/44	4,647	4,011
LYB International Finance II BV 3.5% 3/2/27	19,438	18,549
LYB International Finance III LLC:
3.375% 10/1/40	7,366	5,296
3.625% 4/1/51	7,366	5,035
LyondellBasell Industries NV 4.625% 2/26/55	2,970	2,346
Nutrien Ltd.:
4% 12/15/26	9,055	8,750
4.2% 4/1/29	4,109	3,917
5% 4/1/49	7,152	6,348
5.25% 1/15/45	2,780	2,551
5.625% 12/1/40	1,430	1,384
Sherwin-Williams Co.:
2.95% 8/15/29	2,000	1,774
3.45% 6/1/27	17,609	16,733
3.8% 8/15/49	2,919	2,198
4.5% 6/1/47	6,776	5,789
The Dow Chemical Co.:
2.1% 11/15/30	6,863	5,706
3.6% 11/15/50	7,056	5,137
4.375% 11/15/42	3,872	3,247
4.8% 11/30/28	6,792	6,748
4.8% 5/15/49	6,112	5,234
9.4% 5/15/39	2,383	3,152
The Mosaic Co.:
4.05% 11/15/27	4,575	4,379
4.25% 11/15/23	8,649	8,590
5.625% 11/15/43	2,979	2,731
Westlake Corp.:
0.875% 8/15/24	4,300	4,051
3.125% 8/15/51	6,500	4,015
5% 8/15/46	1,589	1,360
		217,454
Construction Materials - 0.0%
Martin Marietta Materials, Inc. 3.5% 12/15/27	2,000	1,896
Containers & Packaging - 0.0%
International Paper Co.:
4.4% 8/15/47	6,908	5,747
5.15% 5/15/46	1,438	1,316
WRKCo, Inc.:
3% 6/15/33	2,000	1,621
3.375% 9/15/27	2,000	1,856
4.2% 6/1/32	4,833	4,398
		14,938
Metals & Mining - 0.3%
Barrick Gold Corp. 5.25% 4/1/42	3,575	3,523
Barrick North America Finance LLC 5.75% 5/1/43	2,000	2,041
Barrick PD Australia Finance Pty Ltd. 5.95% 10/15/39	2,000	2,081
BHP Billiton Financial (U.S.A.) Ltd.:
4.75% 2/28/28	7,460	7,507
4.9% 2/28/33	8,000	8,032
5% 9/30/43	3,783	3,719
Freeport-McMoRan, Inc. 4.625% 8/1/30	32,382	30,315
Newmont Corp.:
2.25% 10/1/30	14,340	11,885
2.8% 10/1/29	2,707	2,361
5.45% 6/9/44	5,093	4,999
Nucor Corp.:
2.7% 6/1/30	3,900	3,400
2.979% 12/15/55	3,177	1,999
6.4% 12/1/37	4,833	5,394
Rio Tinto Finance (U.S.A.) Ltd.:
5.2% 11/2/40	10,343	10,373
7.125% 7/15/28	1,589	1,766
Rio Tinto Finance (U.S.A.) PLC 5.125% 3/9/53	5,600	5,553
Southern Copper Corp.:
3.875% 4/23/25	2,915	2,828
5.25% 11/8/42	4,588	4,276
7.5% 7/27/35	4,833	5,504
Vale Overseas Ltd.:
3.75% 7/8/30	19,333	17,110
6.25% 8/10/26	2,417	2,497
Vale SA 5.625% 9/11/42	5,243	4,956
		142,119
Paper & Forest Products - 0.0%
Suzano Austria GmbH:
2.5% 9/15/28	11,930	10,048
6% 1/15/29	9,570	9,450
		19,498
TOTAL MATERIALS		395,905
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Alexandria Real Estate Equities, Inc.:
2% 5/18/32	7,371	5,594
3% 5/18/51	5,582	3,350
4.85% 4/15/49	9,154	7,574
American Homes 4 Rent LP 4.25% 2/15/28	7,636	7,162
American Tower Corp.:
1.3% 9/15/25	7,221	6,591
2.1% 6/15/30	12,189	9,913
3.1% 6/15/50	4,456	2,853
3.55% 7/15/27	6,792	6,352
3.7% 10/15/49	4,833	3,409
AvalonBay Communities, Inc.:
2.05% 1/15/32	2,000	1,614
2.3% 3/1/30	4,833	4,088
5% 2/15/33	3,800	3,809
Boston Properties, Inc.:
2.55% 4/1/32	1,100	810
2.75% 10/1/26	5,561	4,885
2.9% 3/15/30	1,400	1,113
3.125% 9/1/23	1,509	1,493
3.25% 1/30/31	15,176	12,145
Camden Property Trust 4.1% 10/15/28	2,000	1,917
Corporate Office Properties LP 2.75% 4/15/31	4,000	2,982
Crown Castle International Corp.:
1.35% 7/15/25	21,460	19,746
2.25% 1/15/31	5,771	4,732
3.25% 1/15/51	5,220	3,483
5.1% 5/1/33	12,860	12,662
EPR Properties:
4.5% 6/1/27	2,000	1,766
4.95% 4/15/28	4,000	3,465
ERP Operating LP:
1.85% 8/1/31	14,500	11,447
3.25% 8/1/27	10,314	9,573
Healthpeak Op LLC:
3% 1/15/30	9,937	8,670
3.4% 2/1/25	387	374
Hudson Pacific Properties LP:
3.25% 1/15/30	2,000	1,282
4.65% 4/1/29	1,700	1,212
Invitation Homes Operating Partnership LP 4.15% 4/15/32	6,186	5,552
Kimco Realty Op LLC:
1.9% 3/1/28	8,216	7,000
3.8% 4/1/27	3,177	2,999
4.125% 12/1/46	7,944	5,821
4.45% 9/1/47	4,114	3,202
Kite Realty Group Trust 4% 3/15/25	1,400	1,325
LXP Industrial Trust (REIT) 2.375% 10/1/31	2,417	1,836
National Retail Properties, Inc. 3% 4/15/52	6,766	4,078
Office Properties Income Trust:
2.65% 6/15/26	1,600	1,099
3.45% 10/15/31	2,000	957
4.5% 2/1/25	2,000	1,670
Omega Healthcare Investors, Inc.:
3.375% 2/1/31	3,093	2,441
4.375% 8/1/23	1,309	1,301
4.5% 1/15/25	6,362	6,112
4.5% 4/1/27	7,547	7,018
Piedmont Operating Partnership LP 4.45% 3/15/24	2,000	1,911
Prologis LP:
1.625% 3/15/31	11,425	9,192
1.75% 2/1/31	23,383	18,626
2.125% 4/15/27	9,502	8,645
3.25% 10/1/26	3,701	3,544
Realty Income Corp.:
3.95% 8/15/27	6,200	5,943
4.7% 12/15/28	4,500	4,392
4.85% 3/15/30	15,000	14,674
4.9% 7/15/33	6,450	6,199
5.05% 1/13/26	4,500	4,469
Simon Property Group LP:
2.2% 2/1/31	21,169	17,140
3.25% 9/13/49	9,260	6,109
3.375% 12/1/27	15,851	14,743
Spirit Realty LP 3.4% 1/15/30	2,000	1,697
UDR, Inc. 2.1% 6/15/33	12,929	9,581
Ventas Realty LP:
3.25% 10/15/26	2,780	2,574
3.5% 2/1/25	3,177	3,048
3.85% 4/1/27	7,547	7,129
4% 3/1/28	17,202	16,051
4.125% 1/15/26	1,152	1,106
4.375% 2/1/45	2,383	1,876
4.875% 4/15/49	2,262	1,894
VICI Properties LP:
4.375% 5/15/25	2,000	1,930
4.75% 2/15/28	11,117	10,580
5.125% 5/15/32	5,838	5,451
Vornado Realty LP 3.4% 6/1/31	2,000	1,384
Welltower OP LLC 4.95% 9/1/48	7,944	7,047
Weyerhaeuser Co. 4% 4/15/30	9,183	8,484
WP Carey, Inc. 2.45% 2/1/32	2,000	1,564
		415,460
Real Estate Management & Development - 0.1%
CBRE Group, Inc. 4.875% 3/1/26	4,528	4,446
Digital Realty Trust LP 3.7% 8/15/27	8,356	7,632
Essex Portfolio LP:
1.65% 1/15/31	2,000	1,531
1.7% 3/1/28	2,000	1,703
2.55% 6/15/31	2,000	1,632
3% 1/15/30	1,477	1,268
3.375% 4/15/26	2,000	1,902
4% 3/1/29	4,833	4,524
Mid-America Apartments LP 3.95% 3/15/29	5,510	5,268
Tanger Properties LP 3.875% 7/15/27	4,925	4,456
		34,362
TOTAL REAL ESTATE		449,822
UTILITIES - 2.2%
Electric Utilities - 1.6%
AEP Texas, Inc.:
3.8% 10/1/47	3,383	2,534
4.7% 5/15/32	4,000	3,853
AEP Transmission Co. LLC:
2.75% 8/15/51	5,703	3,623
5.4% 3/15/53	3,440	3,497
Alabama Power Co.:
1.45% 9/15/30	14,500	11,513
3.7% 12/1/47	4,679	3,584
3.75% 3/1/45	795	623
4.15% 8/15/44	3,694	3,081
4.3% 7/15/48	4,671	3,919
5.2% 6/1/41	3,058	2,888
American Electric Power Co., Inc.:
3.25% 3/1/50	2,494	1,679
4.3% 12/1/28	13,893	13,441
Appalachian Power Co.:
4.45% 6/1/45	4,766	3,961
4.5% 3/1/49	7,259	6,096
Arizona Public Service Co.:
2.95% 9/15/27	5,861	5,398
6.35% 12/15/32	4,000	4,306
Baltimore Gas & Electric Co.:
2.25% 6/15/31	2,000	1,671
2.9% 6/15/50	6,360	4,241
3.5% 8/15/46	1,986	1,500
CenterPoint Energy Houston Electric LLC:
3.35% 4/1/51	9,077	6,793
3.55% 8/1/42	1,509	1,192
4.25% 2/1/49	2,068	1,805
Cincinnati Gas & Electric Co. 4.3% 2/1/49	21,562	17,866
Cleco Corporate Holdings LLC 3.743% 5/1/26	4,496	4,258
Commonwealth Edison Co.:
3.1% 11/1/24	7,944	7,715
3.2% 11/15/49	13,533	9,580
3.65% 6/15/46	2,272	1,770
3.7% 3/1/45	2,462	1,930
3.75% 8/15/47	4,885	3,857
4% 3/1/48	5,426	4,500
4% 3/1/49	4,762	3,907
Connecticut Light & Power Co. 5.25% 1/15/53	4,200	4,212
Dayton Power & Light Co. 3.95% 6/15/49	1,400	1,110
DTE Electric Co.:
1.9% 4/1/28	7,800	6,914
3.95% 3/1/49	2,900	2,384
5.4% 4/1/53	4,690	4,765
Duke Energy Carolinas LLC:
2.85% 3/15/32	2,417	2,070
2.95% 12/1/26	4,766	4,501
3.2% 8/15/49	6,345	4,513
3.75% 6/1/45	1,589	1,247
3.875% 3/15/46	3,097	2,488
4% 9/30/42	2,979	2,465
4.95% 1/15/33	8,000	8,029
6% 1/15/38	1,800	1,918
Duke Energy Corp.:
2.45% 6/1/30	5,220	4,377
2.65% 9/1/26	10,605	9,847
3.75% 4/15/24	4,766	4,690
3.75% 9/1/46	7,253	5,444
3.95% 10/15/23	1,941	1,919
4.2% 6/15/49	7,520	5,948
4.5% 8/15/32	1,000	945
4.8% 12/15/45	2,216	1,977
5% 8/15/52	1,600	1,428
Duke Energy Florida LLC 3.4% 10/1/46	1,986	1,473
Duke Energy Progress LLC:
3.4% 4/1/32	9,666	8,622
4.15% 12/1/44	1,430	1,188
4.375% 3/30/44	1,589	1,383
5.35% 3/15/53	7,000	7,019
Edison International:
4.125% 3/15/28	2,000	1,880
5.75% 6/15/27	2,000	2,016
Entergy Corp.:
0.9% 9/15/25	13,436	12,134
2.95% 9/1/26	3,734	3,475
3.75% 6/15/50	3,287	2,403
Entergy Louisiana LLC:
2.35% 6/15/32	18,700	15,145
3.12% 9/1/27	1,600	1,491
4.2% 9/1/48	2,526	2,099
Entergy, Inc.:
3.55% 9/30/49	3,211	2,358
4% 3/30/29	14,040	13,417
5.15% 1/15/33	3,100	3,133
Eversource Energy:
2.55% 3/15/31	12,735	10,677
2.9% 10/1/24	6,792	6,557
3.35% 3/15/26	5,251	5,001
3.45% 1/15/50	3,548	2,571
Exelon Corp.:
3.95% 6/15/25	15,612	15,214
4.05% 4/15/30	2,000	1,876
5.1% 6/15/45	874	802
5.3% 3/15/33	12,280	12,367
FirstEnergy Corp.:
1.6% 1/15/26	9,970	9,104
2.25% 9/1/30	10,730	8,718
3.4% 3/1/50	2,900	1,933
4.15% 7/15/27	6,752	6,463
5.1% 7/15/47	3,732	3,303
Florida Power & Light Co.:
2.45% 2/3/32	2,000	1,675
3.125% 12/1/25	4,051	3,899
3.15% 10/1/49	5,556	4,010
3.25% 6/1/24	3,753	3,676
4.05% 10/1/44	4,304	3,656
4.125% 6/1/48	9,771	8,350
5.1% 4/1/33	10,000	10,232
Georgia Power Co.:
3.25% 3/30/27	6,781	6,419
4.65% 5/16/28	4,830	4,778
4.7% 5/15/32	4,000	3,892
4.95% 5/17/33	10,160	10,017
Indiana Michigan Power Co. 3.25% 5/1/51	3,867	2,652
Interstate Power and Light Co.:
2.3% 6/1/30	11,051	9,218
3.25% 12/1/24	2,000	1,938
ITC Holdings Corp. 3.35% 11/15/27	2,000	1,875
MidAmerican Energy Co. 3.15% 4/15/50	7,100	5,047
NextEra Energy Capital Holdings, Inc.:
1.875% 1/15/27	13,726	12,329
1.9% 6/15/28	9,666	8,360
2.44% 1/15/32	13,630	11,087
2.94% 3/21/24	2,000	1,958
4.9% 2/28/28	3,500	3,485
5% 7/15/32	8,800	8,692
5.05% 2/28/33	9,100	9,012
Northern States Power Co.:
2.6% 6/1/51	10,440	6,688
2.9% 3/1/50	9,483	6,515
3.4% 8/15/42	1,589	1,250
4.125% 5/15/44	3,575	3,075
NSTAR Electric Co.:
3.2% 5/15/27	6,076	5,775
4.95% 9/15/52	3,710	3,563
Oglethorpe Power Corp. 5.05% 10/1/48	2,000	1,760
Oncor Electric Delivery Co. LLC:
0.55% 10/1/25	25,429	23,004
3.1% 9/15/49	15,204	10,729
3.8% 9/30/47	7,733	6,196
Pacific Gas & Electric Co.:
3.15% 1/1/26	11,600	10,846
3.25% 6/1/31	4,833	4,003
3.45% 7/1/25	4,833	4,596
3.5% 6/15/25	9,666	9,271
4.2% 3/1/29	1,000	915
4.2% 6/1/41	24,166	17,968
4.55% 7/1/30	30,062	27,398
4.75% 2/15/44	967	738
5.45% 6/15/27	1,100	1,083
6.7% 4/1/53	6,910	6,736
PacifiCorp:
3.6% 4/1/24	3,177	3,129
4.125% 1/15/49	10,692	8,821
4.15% 2/15/50	2,900	2,389
6% 1/15/39	4,919	5,132
PG&E Wildfire Recovery:
5.081% 6/1/43	1,000	970
5.099% 6/1/54	5,100	5,136
5.212% 12/1/49	11,120	11,069
Potomac Electric Power Co. 6.5% 11/15/37	3,024	3,368
PPL Capital Funding, Inc. 3.1% 5/15/26	6,356	6,040
PPL Electric Utilities Corp.:
3% 10/1/49	10,557	7,378
4.15% 10/1/45	2,780	2,363
Progress Energy, Inc. 6% 12/1/39	4,131	4,163
Public Service Co. of Colorado:
2.9% 5/15/25	8,737	8,381
3.8% 6/15/47	3,678	2,925
4.1% 6/1/32	2,000	1,903
4.1% 6/15/48	2,000	1,663
6.25% 9/1/37	2,000	2,190
Public Service Electric & Gas Co.:
2.45% 1/15/30	8,071	7,015
3.15% 1/1/50	9,135	6,534
3.65% 9/1/42	2,244	1,808
4% 6/1/44	3,972	3,229
Puget Sound Energy, Inc. 4.3% 5/20/45	5,092	4,255
Southern California Edison Co.:
2.25% 6/1/30	7,198	6,061
2.95% 2/1/51	15,950	10,288
3.7% 8/1/25	2,000	1,943
4% 4/1/47	7,944	6,239
4.125% 3/1/48	5,606	4,511
4.875% 3/1/49	8,000	7,147
5.85% 11/1/27	9,900	10,254
Southern Co.:
3.25% 7/1/26	10,737	10,206
3.7% 4/30/30	10,000	9,204
4.4% 7/1/46	5,814	4,851
5.15% 10/6/25	8,000	8,012
Southwestern Electric Power Co.:
1.65% 3/15/26	10,000	9,086
5.3% 4/1/33	5,310	5,271
Tampa Electric Co.:
4.45% 6/15/49	9,306	7,865
6.15% 5/15/37	4,972	5,080
Union Electric Co.:
3.9% 9/15/42	2,940	2,389
5.45% 3/15/53	7,400	7,434
Virginia Electric & Power Co.:
3.1% 5/15/25	3,177	3,056
3.3% 12/1/49	5,800	4,108
3.45% 2/15/24	2,185	2,153
3.8% 4/1/28	11,844	11,333
3.8% 9/15/47	6,522	5,027
4.2% 5/15/45	8,383	6,830
4.45% 2/15/44	2,185	1,870
4.6% 12/1/48	5,624	4,939
6% 5/15/37	1,589	1,673
Wisconsin Electric Power Co. 4.25% 6/1/44	3,734	3,063
Xcel Energy, Inc.:
3.35% 12/1/26	2,383	2,265
4% 6/15/28	1,900	1,828
4.6% 6/1/32	11,300	10,876
		956,683
Gas Utilities - 0.1%
Atmos Energy Corp.:
1.5% 1/15/31	2,000	1,584
5.45% 10/15/32	13,820	14,375
CenterPoint Energy Resources Corp.:
4% 4/1/28	7,400	7,176
4.4% 7/1/32	2,000	1,924
5.25% 3/1/28	2,400	2,440
Dominion Gas Holdings LLC 2.5% 11/15/24	8,816	8,471
Piedmont Natural Gas Co., Inc. 3.5% 6/1/29	10,000	9,182
Southern California Gas Co. 2.6% 6/15/26	10,509	9,871
Southern Co. Gas Capital Corp. 3.95% 10/1/46	10,740	8,222
Southwest Gas Corp. 5.45% 3/23/28	6,606	6,622
Washington Gas Light Co. 3.796% 9/15/46	2,400	1,851
		71,718
Independent Power and Renewable Electricity Producers - 0.0%
Constellation Energy Generation, LLC:
3.25% 6/1/25	15,566	14,889
6.25% 10/1/39	2,000	2,074
Emera U.S. Finance LP 4.75% 6/15/46	4,138	3,294
		20,257
Multi-Utilities - 0.4%
Ameren Corp. 1.95% 3/15/27	8,995	8,050
Ameren Illinois Co.:
3.8% 5/15/28	1,500	1,441
4.5% 3/15/49	5,993	5,385
Berkshire Hathaway Energy Co.:
3.25% 4/15/28	7,944	7,510
3.7% 7/15/30	7,954	7,492
3.8% 7/15/48	7,944	6,234
4.25% 10/15/50	6,859	5,754
4.5% 2/1/45	5,282	4,649
5.15% 11/15/43	6,144	5,894
CenterPoint Energy, Inc. 3.7% 9/1/49	4,833	3,578
CMS Energy Corp. 4.875% 3/1/44	3,972	3,614
Consolidated Edison Co. of New York, Inc.:
3.875% 6/15/47	2,272	1,773
4.45% 3/15/44	6,356	5,517
4.5% 5/15/58	7,530	6,277
4.65% 12/1/48	8,317	7,351
5.2% 3/1/33	30,000	30,460
5.5% 12/1/39	1,986	1,944
Consumers Energy Co.:
2.65% 8/15/52	5,707	3,640
3.5% 8/1/51	2,900	2,189
Delmarva Power & Light Co. 4% 6/1/42	3,177	2,526
Dominion Energy, Inc.:
3.375% 4/1/30	20,308	18,183
3.9% 10/1/25	10,247	9,953
4.35% 8/15/32	2,000	1,882
4.9% 8/1/41	1,589	1,408
DTE Energy Co.:
2.85% 10/1/26	4,766	4,435
3.8% 3/15/27	10,732	10,097
4.22% 11/1/24	6,090	5,991
NiSource, Inc.:
0.95% 8/15/25	10,826	9,875
1.7% 2/15/31	12,856	10,076
3.49% 5/15/27	6,076	5,758
3.95% 3/30/48	7,944	6,238
4.375% 5/15/47	3,797	3,193
4.8% 2/15/44	4,369	3,934
Public Service Enterprise Group, Inc. 2.45% 11/15/31	5,100	4,136
Puget Energy, Inc.:
3.65% 5/15/25	6,411	6,177
4.1% 6/15/30	11,406	10,509
San Diego Gas & Electric Co.:
4.5% 8/15/40	795	730
5.35% 4/1/53	1,300	1,284
Sempra Energy:
3.25% 6/15/27	4,846	4,522
3.8% 2/1/38	6,737	5,614
4% 2/1/48	17,508	13,587
6% 10/15/39	795	811
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.610% 7.4332% 5/15/67 (c)(d)	3,359	2,738
		262,409
Water Utilities - 0.1%
American Water Capital Corp.:
2.8% 5/1/30	2,000	1,759
2.95% 9/1/27	4,833	4,498
3.45% 6/1/29	4,833	4,488
4.45% 6/1/32	12,000	11,665
6.593% 10/15/37	5,173	5,805
		28,215
TOTAL UTILITIES		1,339,282
TOTAL NONCONVERTIBLE BONDS (Cost $17,098,407)		15,251,044

U.S. Government and Government Agency Obligations - 43.5%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Government Agency Obligations - 0.7%
Fannie Mae:
0.375% 8/25/25	28,421	25,992
0.5% 6/17/25	31,957	29,509
0.625% 4/22/25	33,907	31,536
0.75% 10/8/27	16,844	14,756
0.875% 8/5/30	40,385	32,824
1.625% 10/15/24	17,834	17,086
1.75% 7/2/24	22,928	22,187
1.875% 9/24/26	10,605	9,903
2.125% 4/24/26	3,177	3,008
2.625% 9/6/24	3,177	3,092
6.625% 11/15/30	9,666	11,370
Federal Home Loan Bank:
0.375% 9/4/25	7,170	6,560
0.5% 4/14/25	44,410	41,325
1.5% 8/15/24	3,935	3,776
2.5% 2/13/24	3,955	3,880
3.25% 11/16/28	18,830	18,279
5.5% 7/15/36	1,190	1,365
Freddie Mac:
0.25% 12/4/23	42,351	41,240
0.375% 7/21/25	20,972	19,230
0.375% 9/23/25	23,695	21,625
6.25% 7/15/32	6,116	7,198
6.75% 3/15/31	20,653	24,640
Tennessee Valley Authority:
0.75% 5/15/25	27,394	25,421
4.25% 9/15/65	5,896	5,430
5.25% 9/15/39	15,887	16,828
5.375% 4/1/56	4,286	4,743
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		442,803
U.S. Treasury Obligations - 42.8%
U.S. Treasury Bonds:
1.125% 5/15/40	286,912	186,459
1.125% 8/15/40	46,741	30,110
1.25% 5/15/50	23,148	12,978
1.375% 11/15/40	168,518	112,979
1.375% 8/15/50	65,948	38,203
1.625% 11/15/50	165,229	102,358
1.75% 8/15/41	185,755	131,023
1.875% 2/15/41	60,554	44,126
1.875% 2/15/51	176,269	116,434
1.875% 11/15/51	107,574	70,780
2% 11/15/41	67,944	49,928
2% 2/15/50	17,590	12,040
2% 8/15/51	360,300	245,046
2.25% 5/15/41	172,934	133,740
2.25% 8/15/46	50,830	37,231
2.25% 8/15/49	15,290	11,107
2.25% 2/15/52	109,990	79,330
2.375% 2/15/42	48,988	38,271
2.375% 11/15/49	37,721	28,163
2.375% 5/15/51	217,870	161,896
2.5% 2/15/45	80,939	62,854
2.5% 2/15/46	111,548	86,132
2.5% 5/15/46	110,361	85,124
2.75% 11/15/42	1,066	882
2.75% 8/15/47	78,639	63,446
2.75% 11/15/47	27,659	22,315
2.875% 5/15/43	89,344	75,199
2.875% 8/15/45	92,594	76,727
2.875% 11/15/46	18,649	15,420
2.875% 5/15/52	167,800	138,946
3% 11/15/44	51,813	44,055
3% 5/15/45	119,853	101,627
3% 11/15/45	16,313	13,811
3% 2/15/47	10,813	9,134
3% 5/15/47	37,396	31,601
3% 2/15/48	36,450	30,810
3% 8/15/52	402,000	341,653
3.125% 2/15/43	23,007	20,188
3.125% 8/15/44	72,478	63,042
3.125% 5/15/48	10,277	8,888
3.25% 5/15/42	271,300	243,672
3.375% 8/15/42	273,700	250,083
3.375% 5/15/44	147,527	133,783
3.375% 11/15/48	4,631	4,196
3.625% 8/15/43	65,327	61,814
3.625% 2/15/44	41,523	39,173
3.625% 2/15/53	73,700	70,787
3.625% 5/15/53	122,000	117,387
3.75% 11/15/43	35,570	34,258
3.875% 8/15/40	17,791	17,803
3.875% 2/15/43	45,100	44,268
3.875% 5/15/43	83,300	81,733
4% 11/15/42	327,200	327,405
4% 11/15/52	340,100	349,612
4.25% 5/15/39	6,384	6,733
4.25% 11/15/40	644	675
4.375% 2/15/38	20,955	22,491
4.375% 11/15/39	80	85
4.375% 5/15/40	6,355	6,773
4.375% 5/15/41	6,610	7,017
4.5% 2/15/36	20,270	22,140
4.5% 5/15/38	28,610	31,090
4.5% 8/15/39	4,450	4,829
4.625% 2/15/40	8,282	9,107
4.75% 2/15/41	4,765	5,306
5.375% 2/15/31	42,474	47,297
6.25% 5/15/30	48,578	56,066
U.S. Treasury Notes:
0.25% 3/15/24	100	96
0.25% 5/31/25	51,361	47,301
0.25% 6/30/25	291,695	268,257
0.25% 7/31/25	236,802	217,063
0.25% 9/30/25	174,616	159,481
0.25% 10/31/25	181,873	165,483
0.375% 8/15/24	339,700	321,481
0.375% 11/30/25	352,530	321,008
0.375% 12/31/25	242,294	220,355
0.375% 1/31/26	13	11
0.375% 7/31/27	251,927	218,182
0.375% 9/30/27	49,874	43,001
0.5% 11/30/23	15	15
0.5% 3/31/25	430,431	400,351
0.5% 2/28/26	136,549	123,865
0.5% 10/31/27	354,566	306,589
0.625% 10/15/24	176,807	166,945
0.625% 7/31/26	184,631	166,189
0.625% 11/30/27	37,166	32,262
0.625% 12/31/27	42,643	36,930
0.625% 5/15/30	387,412	314,954
0.625% 8/15/30	30,689	24,822
0.75% 12/31/23	71	69
0.75% 5/31/26	102,419	92,977
0.75% 8/31/26	301,288	271,642
0.875% 1/31/24	98,272	95,443
0.875% 6/30/26	74,538	67,879
0.875% 9/30/26	318,314	287,838
1% 12/15/24	410,627	387,979
1.125% 10/31/26	125,566	114,231
1.125% 2/28/27	163,063	147,324
1.125% 2/29/28	262,029	231,589
1.125% 8/31/28	64,238	56,148
1.25% 8/31/24	73,115	69,848
1.25% 11/30/26	60,243	54,936
1.25% 12/31/26	307,004	279,673
1.25% 5/31/28	78,201	69,196
1.25% 6/30/28	372,283	328,772
1.25% 8/15/31	366,124	304,555
1.375% 1/31/25	239,575	227,147
1.375% 8/31/26	46,589	42,889
1.375% 10/31/28	8,868	7,827
1.375% 12/31/28	106,427	93,693
1.5% 9/30/24	66,647	63,765
1.5% 10/31/24	220,791	210,855
1.5% 11/30/24	94,437	90,028
1.5% 2/15/25	226,659	215,176
1.5% 8/15/26	104,698	96,825
1.5% 1/31/27	506,645	464,649
1.5% 11/30/28	41,895	37,180
1.5% 2/15/30	723,990	630,409
1.625% 2/15/26	0	0
1.625% 5/15/26	4,456	4,156
1.625% 11/30/26	45,785	42,319
1.625% 8/15/29	41,698	36,921
1.625% 5/15/31	30,670	26,446
1.75% 6/30/24	53,508	51,606
1.75% 7/31/24	179,586	172,950
1.75% 12/31/24	337,175	322,120
1.75% 3/15/25	8,800	8,377
1.75% 1/31/29	110,873	99,470
1.875% 6/30/26	21,678	20,347
1.875% 2/28/27	166,929	155,028
2% 4/30/24	46,461	45,106
2% 5/31/24	78,426	75,981
2% 6/30/24	77,711	75,149
2% 2/15/25	2,888	2,765
2% 8/15/25	28,708	27,320
2% 11/15/26	37,465	35,090
2.125% 2/29/24	41,799	40,830
2.125% 7/31/24	9,917	9,590
2.125% 9/30/24	71,372	68,852
2.125% 11/30/24	43,800	42,149
2.125% 5/15/25	46,354	44,348
2.25% 12/31/23	2,328	2,286
2.25% 1/31/24	60,386	59,171
2.25% 10/31/24	106,387	102,659
2.25% 11/15/24	68,258	65,835
2.25% 12/31/24	32,384	31,177
2.25% 11/15/25	84,400	80,545
2.25% 2/15/27	34,601	32,607
2.25% 8/15/27	337,064	316,011
2.25% 11/15/27	240,949	225,409
2.375% 2/29/24	35,560	34,813
2.375% 8/15/24	12,786	12,396
2.375% 5/15/29	20,544	19,029
2.5% 5/15/24	7,963	7,758
2.5% 1/31/25	27,780	26,829
2.5% 2/28/26	72,343	69,359
2.5% 3/31/27	5,000	4,749
2.625% 3/31/25	12,741	12,321
2.625% 12/31/25	106,891	102,891
2.625% 5/31/27	39,800	37,922
2.625% 2/15/29	56,726	53,369
2.625% 7/31/29	603,100	565,901
2.75% 2/28/25	16,729	16,221
2.75% 5/15/25	39,400	38,150
2.75% 6/30/25	16,411	15,884
2.75% 4/30/27	243,000	232,739
2.75% 7/31/27	362,200	346,410
2.75% 2/15/28	102,640	97,925
2.75% 5/31/29	32,300	30,550
2.75% 8/15/32	1,227,886	1,141,790
2.875% 4/30/25	53,661	52,082
2.875% 5/31/25	95,918	93,096
2.875% 6/15/25	44,500	43,184
2.875% 5/15/28	139,625	133,822
2.875% 8/15/28	150,635	144,069
2.875% 4/30/29	33,500	31,917
2.875% 5/15/32	116,600	109,691
3% 6/30/24	70,800	69,199
3% 7/15/25	461,100	448,456
3% 10/31/25	22,858	22,213
3.125% 8/15/25	250,700	244,452
3.125% 8/31/27	155,400	150,847
3.125% 11/15/28	19,870	19,221
3.125% 8/31/29	59,600	57,523
3.25% 8/31/24	42,800	41,914
3.25% 6/30/27	95,500	93,183
3.25% 6/30/29	36,500	35,482
3.375% 5/15/33 (e)	246,600	241,321
3.5% 9/15/25	178,800	175,811
3.5% 1/31/28	414,100	408,471
3.5% 4/30/28	312,800	308,768
3.5% 1/31/30	125,900	124,179
3.5% 2/15/33	108,800	107,508
3.625% 3/31/28	253,100	251,162
3.625% 3/31/30	119,300	118,685
3.75% 4/15/26	177,400	175,848
3.75% 5/31/30	144,500	144,952
3.875% 1/15/26	187,800	186,487
3.875% 11/30/27	166,800	167,067
3.875% 12/31/27	234,000	234,384
3.875% 9/30/29	73,200	73,680
3.875% 11/30/29	51,600	51,979
3.875% 12/31/29	36,600	36,885
4% 12/15/25	333,700	332,357
4% 2/15/26	20,800	20,732
4% 2/29/28	111,400	112,379
4% 10/31/29	154,800	156,965
4% 2/28/30	46,600	47,345
4.125% 1/31/25	107,400	106,485
4.125% 9/30/27	282,400	285,169
4.125% 10/31/27	396,200	400,286
4.125% 11/15/32	95,500	99,036
4.25% 12/31/24	3,000	2,978
4.25% 10/15/25	224,000	223,965
4.375% 10/31/24	99,100	98,465
4.5% 11/30/24	7,100	7,070
4.5% 11/15/25	200,500	201,792
4.625% 2/28/25	157,300	157,392
TOTAL U.S. TREASURY OBLIGATIONS		25,564,402
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $28,112,081)		26,007,205

U.S. Government Agency - Mortgage Securities - 27.5%
	Principal Amount (a) (000s)	Value ($) (000s)
Fannie Mae - 11.4%
12 month U.S. LIBOR + 1.510% 3.789% 11/1/34 (c)(d)	1,455	1,474
12 month U.S. LIBOR + 1.640% 4.533% 4/1/41 (c)(d)	351	356
12 month U.S. LIBOR + 1.880% 4.289% 11/1/34 (c)(d)	123	125
1.5% 8/1/31 to 4/1/52	466,100	386,261
2% 7/1/23 to 2/1/52	2,327,216	1,963,693
2.5% 7/1/26 to 7/1/52 (f)	1,550,624	1,347,846
3% 3/1/26 to 10/1/52	1,135,328	1,028,317
3% 7/1/50	52,443	47,232
3.5% 6/1/25 to 4/1/53	748,831	698,023
4% 5/1/24 to 3/1/53	685,728	654,484
4% 11/1/41	7	6
4.5% to 4.5% 9/1/23 to 3/1/53	295,042	288,378
5% 6/1/23 to 4/1/53	187,948	186,673
5.5% 7/1/23 to 2/1/53	63,887	64,798
6% to 6% 11/1/32 to 5/1/53	90,883	92,175
6.5% 7/1/24 to 5/1/53	32,876	33,771
TOTAL FANNIE MAE		6,793,612
Freddie Mac - 9.0%
12 month U.S. LIBOR + 1.940% 4.264% 9/1/37 (c)(d)	139	142
U.S. TREASURY 1 YEAR INDEX + 1.710% 3.948% 3/1/36 (c)(d)	1,340	1,344
U.S. TREASURY 1 YEAR INDEX + 2.230% 4.336% 12/1/35 (c)(d)	492	501
U.S. TREASURY 1 YEAR INDEX + 2.250% 4.457% 3/1/35 (c)(d)	237	240
1.5% 7/1/35 to 4/1/52	504,112	415,614
2% 6/1/23 to 4/1/52 (f)	1,911,141	1,597,959
2% 9/1/35	7,494	6,752
2% 10/1/35	48,489	43,686
2.5% 2/1/27 to 6/1/52	1,570,389	1,356,183
3% 10/1/26 to 3/1/53	636,956	574,773
3% 8/1/47	157	142
3.5% 9/1/25 to 3/1/53	477,176	444,348
3.5% 8/1/47	152	141
3.5% 9/1/47	100	93
3.5% 9/1/47	7,283	6,810
3.5% 10/1/48	291	270
4% 9/1/24 to 3/1/53	250,350	239,154
4.5% 8/1/23 to 4/1/53	293,372	285,418
5% 6/1/23 to 4/1/53	191,377	189,182
5.5% 4/1/27 to 4/1/53 (f)	175,407	175,708
6% 4/1/32 to 5/1/53	42,707	43,206
6.5% 8/1/36 to 5/1/53	2,393	2,452
TOTAL FREDDIE MAC		5,384,118
Freddie Mac Multi-family Structured pass-thru certificates - 0.0%
2.5% 12/1/31	41	38
2.5% 12/1/31	3	3
2.5% 1/1/32	28	26
2.5% 2/1/32	53	49
TOTAL FREDDIE MAC MULTI-FAMILY STRUCTURED PASS-THRU CERTIFICATES		116
Ginnie Mae - 5.9%
3.5% 10/15/40 to 11/20/52	507,863	476,328
4% 1/15/25 to 2/20/53	336,958	322,902
5% 1/20/39 to 4/20/53	154,659	153,314
1.5% 10/20/43 to 3/20/52	11,204	9,094
2% 10/20/50 to 8/20/52	820,723	696,977
2% 6/1/53 (g)	17,850	15,136
2% 6/1/53 (g)	17,250	14,627
2% 7/1/53 (g)	9,400	7,979
2% 7/1/53 (g)	12,400	10,525
2% 7/1/53 (g)	3,100	2,631
2.5% 10/20/42 to 6/20/52	868,578	760,849
2.5% 6/1/53 (g)	23,400	20,435
2.5% 6/1/53 (g)	14,600	12,750
2.5% 7/1/53 (g)	11,500	10,052
3% 4/15/42 to 7/20/52	668,913	606,832
4.5% to 4.5% 3/20/33 to 4/20/53	245,192	239,626
5.5% 10/20/32 to 4/20/53	90,275	90,430
6% to 6% 5/20/34 to 12/20/52	29,081	29,432
6% 6/1/53 (g)	26,900	27,146
6.5% 8/20/36 to 1/15/39	546	577
TOTAL GINNIE MAE		3,507,642
Uniform Mortgage Backed Securities - 1.2%
2% 6/1/53 (g)	115,400	94,885
2% 6/1/53 (g)	59,950	49,292
2% 6/1/53 (g)	30,000	24,667
2% 6/1/53 (g)	127,800	105,081
2% 6/1/53 (g)	45,550	37,452
2% 6/1/53 (g)	63,800	52,458
2% 6/1/53 (g)	95,950	78,893
2% 7/1/53 (g)	93,400	76,909
2% 7/1/53 (g)	93,400	76,909
2% 7/1/53 (g)	47,800	39,360
2.5% 6/1/53 (g)	6,400	5,466
2.5% 6/1/53 (g)	3,150	2,690
2.5% 6/1/53 (g)	3,150	2,690
2.5% 6/1/53 (g)	1,675	1,431
2.5% 7/1/53 (g)	5,500	4,695
3% 6/1/53 (g)	20,600	18,252
3% 6/1/53 (g)	14,450	12,803
3% 6/1/53 (g)	5,250	4,652
4% 6/1/38 (g)	15,400	14,977
4% 6/1/53 (g)	13,900	13,131
6% 6/1/53 (g)	15,900	16,082
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		732,775
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $18,463,138)		16,418,263

Asset-Backed Securities - 0.3%
	Principal Amount (a) (000s)	Value ($) (000s)
Capital One Multi-Asset Execution Trust:
Series 2019-A3 Class A3, 2.06% 8/15/28	8,197	7,546
1.39% 7/15/30	13,710	11,734
Capital One Prime Auto Receivables Series 2023-1 Class A3, 4.87% 2/15/28	5,000	4,988
CarMax Auto Owner Trust:
Series 2021-1 Class A3, 0.34% 12/15/25	14,924	14,463
Series 2022-3 Class A2A, 3.97% 4/15/27	25,810	25,209
Carmax Auto Owner Trust Series 2023 2 Class A3, 5.05% 1/18/28	20,000	19,909
Citibank Credit Card Issuance Trust:
Series 2007-A3 Class A3, 6.15% 6/15/39	3,435	3,811
Series 2013-A9 Class A9, 3.72% 9/8/25	3,713	3,691
Series 2018-A7 Class A7, 3.96% 10/13/30	12,808	12,403
Discover Card Execution Note Trust Series 2017-A4 Class A4, 2.53% 10/15/26	1,544	1,504
Ford Credit Auto Owner Trust Series 2023-A Class A3, 4.65% 2/15/28	13,597	13,539
GM Financial Consumer Automobile Re Series 2023 2 Class A3, 4.47% 2/16/28	20,000	19,826
GM Financial Consumer Automobile Receivables Trust Series 2021-1 Class A3, 0.35% 10/16/25	10,084	9,803
Hyundai Auto Receivables Trust:
Series 2022-C Class A3, 5.39% 6/15/27	11,952	12,027
Series 2023 A Class A3, 4.58% 4/15/27	20,000	19,826
3.72% 11/16/26	17,422	17,044
Mercedes-Benz Auto Lease Trust Series 2021-A Class A3, 0.25% 1/16/24	451	450
TOTAL ASSET-BACKED SECURITIES (Cost $203,965)		197,773

Commercial Mortgage Securities - 1.6%
	Principal Amount (a) (000s)	Value ($) (000s)
BANK sequential payer:
Series 2017-BNK4 Class ASB, 3.419% 5/15/50	14,288	13,682
Series 2020-BN25 Class A5, 2.649% 1/15/63	13,398	11,489
Series 2020-BN28 Class A4, 1.844% 3/15/63	33,272	26,644
Series 2021-BN35 Class A5, 2.285% 6/15/64	16,433	13,338
Series 2022-BNK39 Class A4, 2.928% 2/15/55	6,000	5,070
Series 2022-BNK41 Class A4, 3.7901% 4/15/65 (c)	27,916	25,310
BBCMS Mortgage Trust sequential payer:
Series 2021-C11 Class A5, 2.322% 9/15/54	20,928	17,023
Series 2021-C9 Class A5, 2.299% 2/15/54	7,000	5,749
Benchmark Mortgage Trust:
sequential payer:
Series 2020-B19 Class A5, 1.85% 9/15/53	13,581	10,752
Series 2021-B24 Class A5, 2.5843% 3/15/54	20,299	16,568
Series 2019-B12 Class A5, 3.1156% 8/15/52	21,039	18,588
Series 2019-B9 Class A5, 4.0156% 3/15/52	18,628	17,288
BMO Mortgage Trust sequential payer Series 2022-C1 Class A5, 3.374% 2/15/55	9,440	8,257
Citigroup Commercial Mortgage Trust sequential payer:
Series 2014-GC25 Class A4, 3.635% 10/10/47	23,932	23,035
Series 2015-GC29 Class A4, 3.192% 4/10/48	9,038	8,575
Series 2015-P1 Class A5, 3.717% 9/15/48	4,659	4,452
Series 2016-C1 Class A4, 3.209% 5/10/49	14,743	13,771
Series 2016-P4 Class A4, 2.902% 7/10/49	17,079	15,779
COMM Mortgage Trust Series 2015-CR22 Class A5, 3.309% 3/10/48	15,430	14,743
CSAIL Commercial Mortgage Trust sequential payer:
Series 2015-C3 Class A4, 3.7182% 8/15/48	9,981	9,595
Series 2019-C17:
Class A4, 2.7628% 9/15/52	14,978	12,800
Class A5, 3.0161% 9/15/52	14,978	13,068
Freddie Mac:
sequential payer:
Series 2016-K057 Class A2, 2.57% 7/25/26	12,674	12,022
Series 2020-K104 Class A2, 2.253% 1/25/30	59,506	52,585
Series 2020-K116 Class A2, 1.378% 7/25/30	50,584	41,464
Series 2020-K117 Class A2, 1.406% 8/25/30	25,809	21,154
Series 2020-K118 Class A2, 1.493% 9/25/30	12,257	10,093
Series 2020-K121 Class A2, 1.547% 10/25/30	17,206	14,170
Series 2021-K125 Class A2, 1.846% 1/25/31	6,670	5,590
Series 2021-K126 Class A2, 2.074% 1/25/31	9,492	8,093
Series 2021-K130 Class A2, 1.723% 6/25/31	8,168	6,730
Series 2021-K136 Class A2, 2.127% 11/25/31	22,339	18,831
Series 2022-151 Class A2:
3.78% 11/25/32	30,500	29,106
3.8% 10/25/32	4,000	3,826
Series 2022-K145 Class A2, 2.58% 5/25/32	6,900	5,992
Series 2023-K-153 Class A2, 3.82% 12/25/32	15,000	14,358
Series K034 Class A2, 3.531% 7/25/23	4,960	4,935
Series K080 Class A2, 3.926% 7/25/28	13,178	12,974
Series 2017-K064 Class A2, 3.224% 3/25/27	13,702	13,159
Series 2017-K068 Class A2, 3.244% 8/25/27	18,911	18,124
Series 2017-K727 Class A2, 2.946% 7/25/24	18,214	17,741
Series 2018-K730 Class A2, 3.59% 1/25/25	29,463	28,683
Series 2019-K094 Class A2, 2.903% 6/25/29	40,856	37,908
Series 2019-K1510 Class A2, 3.718% 1/25/31	11,797	11,284
Series 2021-K123 Class A2, 1.621% 12/25/30	22,648	18,708
Series K036 Class A2, 3.527% 10/25/23	6,588	6,536
Series K046 Class A2, 3.205% 3/25/25	26,452	25,653
Series K047 Class A2, 3.329% 5/25/25	3,066	2,975
Series K053 Class A2, 2.995% 12/25/25	5,649	5,445
Series K056 Class A2, 2.525% 5/25/26	16,483	15,637
Series K062 Class A1, 3.032% 9/25/26	7,046	6,889
Series K079 Class A2, 3.926% 6/25/28	6,181	6,087
GS Mortgage Securities Trust sequential payer:
Series 2014-GC26 Class A4, 3.364% 11/10/47	11,402	10,994
Series 2020-GC45 Class A5, 2.9106% 2/13/53	36,094	31,350
JPMBB Commercial Mortgage Securities Trust sequential payer:
Series 2014-C21 Class A5, 3.7748% 8/15/47	26,809	25,991
Series 2014-C23 Class A5, 3.9342% 9/15/47	7,586	7,335
Series 2014-C24 Class A5, 3.6385% 11/15/47	20,704	19,898
Series 2015-C29 Class A4, 3.6108% 5/15/48	7,149	6,791
Morgan Stanley BAML Trust Series 2015-C20 Class A4, 3.249% 2/15/48	11,696	11,155
Morgan Stanley Capital I Trust sequential payer Series 2020-L4 Class A3, 2.698% 2/15/53	14,132	12,003
Wells Fargo Commercial Mortgage Trust:
sequential payer:
Series 2019-C52 Class A5, 2.892% 8/15/52	25,720	22,402
Series 2019-C54 Class A4, 3.146% 12/15/52	1,837	1,616
Series 2018-C48 Class A5, 4.302% 1/15/52	15,529	14,768
Wells Fargo Commercial Mtg Trust 2020-C sequential payer Series 2020-C55 Class A5, 2.725% 2/15/53	12,719	10,816
WF-RBS Commercial Mortgage Trust Series 2014-C25 Class A5, 3.631% 11/15/47	11,478	11,026
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,088,814)		968,473

Municipal Securities - 0.5%
	Principal Amount (a) (000s)	Value ($) (000s)
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	7,725	10,471
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Series 2009 F2, 6.263% 4/1/49	3,750	4,401
Series 2010 S1, 7.043% 4/1/50	5,635	7,165
California Gen. Oblig.:
Series 2009, 7.55% 4/1/39	19,660	24,777
Series 2010, 7.6% 11/1/40	10,305	13,057
Series 2018, 3.5% 4/1/28	10,235	9,798
California State Univ. Rev. Series 2021 B, 2.719% 11/1/52	6,750	4,725
Chicago O'Hare Int'l. Arpt. Rev. Series 2010 B, 6.395% 1/1/40	7,250	8,336
Commonwealth Fing. Auth. Rev. Series 2016 A, 4.144% 6/1/38	6,095	5,550
Dallas Area Rapid Transit Sales Tax Rev. Series 2021 A, 2.613% 12/1/48	12,565	8,586
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2019 A, 3.144% 11/1/45	1,850	1,419
Series 2021 C, 2.843% 11/1/46	11,600	8,515
Series 2022 A, 4.507% 11/1/51	4,485	4,103
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2021 B:
2.746% 6/1/34	5,025	4,146
3.293% 6/1/42	2,435	1,864
Idaho Energy Resources Auth. Series 2021, 2.861% 9/1/46	2,955	2,144
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33	21,745	21,496
Kansas St Dev. Fin. Auth. Rev. Series 2015 H, 4.927% 4/15/45	6,035	5,801
Los Angeles Cmnty. College District Series 2008 E, 6.75% 8/1/49	7,505	9,368
Los Angeles Dept. Arpt. Rev. Series 2009 C, 6.582% 5/15/39	3,630	4,048
Massachusetts Gen. Oblig. Series F, 3.277% 6/1/46	3,750	3,027
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2021 C, 2.823% 8/1/41	4,445	3,471
Michigan Strategic Fund Ltd. Oblig. Rev. Series 2021 A, 3.225% 9/1/47	6,815	5,212
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	967	1,052
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 7.414% 1/1/40	3,734	4,655
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	7,170	8,042
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	8,520	8,921
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	4,895	5,189
New York State Dorm. Auth. Series 2021 C, 2.202% 3/15/34	16,190	12,873
Port Auth. of New York & New Jersey:
Series 180, 4.96% 8/1/46	4,115	4,037
Series 2010 164, 5.647% 11/1/40	4,135	4,406
Series 225, 3.175% 7/15/60	18,365	12,947
Port of Morrow Transmission Facilities Rev. (Bonneville Coorporation Proj.) Series 2016 1, 2.987% 9/1/36	4,495	3,792
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 E, 6% 11/1/40	5,015	5,461
South Carolina Pub. Svc. Auth. Rev. Series 2013 C, 5.784% 12/1/41	8,986	9,372
Univ. of California Regents Med. Ctr. Pool Rev. Series N:
3.006% 5/15/50	10,465	7,223
3.256% 5/15/60	10,635	7,304
Univ. of California Revs.:
Series 2009 R, 5.77% 5/15/43	795	853
Series 2015 AP, 3.931% 5/15/45	2,970	2,666
Univ. of Virginia Gen. Rev.:
(Multi-Year Cap. Proj. Fing. Prog.) Series 2017 C, 4.179% 9/1/2117	3,775	3,073
Series 2021 B, 2.584% 11/1/51	1,885	1,252
TOTAL MUNICIPAL SECURITIES (Cost $323,383)		274,598

Foreign Government and Government Agency Obligations - 1.1%
	Principal Amount (a) (000s)	Value ($) (000s)
Alberta Province:
1% 5/20/25	28,032	26,117
3.3% 3/15/28	7,930	7,655
British Columbia Province 2.25% 6/2/26	18,944	17,870
Chilean Republic:
2.55% 7/27/33	24,746	20,320
3.125% 1/21/26	1,000	964
3.24% 2/6/28	9,215	8,743
3.625% 10/30/42	10,385	8,219
3.86% 6/21/47	4,931	3,949
Export Development Canada 2.625% 2/21/24	9,260	9,079
Hungarian Republic:
5.75% 11/22/23	2,498	2,498
7.625% 3/29/41	5,792	6,419
Indonesian Republic:
2.85% 2/14/30	27,839	25,008
3.5% 2/14/50	21,266	16,047
Israeli State:
3.25% 1/17/28	11,430	10,718
3.375% 1/15/50	23,561	17,277
Italian Republic:
2.375% 10/17/24	5,000	4,780
2.875% 10/17/29	21,266	18,590
4% 10/17/49	4,800	3,590
Jordanian Kingdom 3% 6/30/25	2,059	1,976
Manitoba Province 3.05% 5/14/24	1,192	1,167
Ontario Province:
0.625% 1/21/26	2,030	1,842
1.125% 10/7/30	19,052	15,495
2.3% 6/15/26	11,337	10,687
2.5% 4/27/26	3,972	3,771
3.05% 1/29/24	9,260	9,107
Panamanian Republic:
3.16% 1/23/30	14,972	13,155
3.75% 3/16/25	3,260	3,174
4.3% 4/29/53	4,663	3,398
4.5% 4/16/50	10,235	7,771
4.5% 4/1/56	15,853	11,695
6.4% 2/14/35	16,340	17,058
Peruvian Republic:
1.862% 12/1/32	19,951	15,085
2.392% 1/23/26	3,867	3,625
2.78% 12/1/60	3,287	1,898
2.844% 6/20/30	12,979	11,314
3.55% 3/10/51	14,983	10,781
4.125% 8/25/27	11,485	11,247
6.55% 3/14/37	2,443	2,672
7.35% 7/21/25	3,867	4,054
Philippine Republic:
1.648% 6/10/31	14,500	11,585
2.65% 12/10/45	18,269	12,312
3% 2/1/28	15,092	14,185
3.95% 1/20/40	12,692	10,945
4.2% 1/21/24	4,087	4,051
5.17% 10/13/27	6,800	6,956
6.375% 10/23/34	8,242	9,253
Polish Government:
3.25% 4/6/26	5,243	5,085
4% 1/22/24	28,744	28,489
5.5% 4/4/53	8,010	8,042
Quebec Province:
1.5% 2/11/25	22,909	21,695
2.5% 4/20/26	9,329	8,884
2.75% 4/12/27	10,154	9,638
2.875% 10/16/24	1,648	1,604
United Mexican States:
3.25% 4/16/30	10,605	9,450
3.5% 2/12/34	32,290	27,079
4.28% 8/14/41	34,799	28,270
4.35% 1/15/47	11,447	9,015
4.5% 1/31/50	7,346	5,878
4.6% 1/23/46	4,766	3,884
4.6% 2/10/48	13,941	11,290
4.75% 3/8/44	7,704	6,497
5.55% 1/21/45	3,111	2,924
6.05% 1/11/40	3,812	3,841
Uruguay Republic:
4.125% 11/20/45	3,773	3,394
4.375% 10/27/27	967	964
4.375% 1/23/31	12,587	12,534
4.975% 4/20/55	9,319	8,956
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $772,507)		655,515

Supranational Obligations - 0.8%
	Principal Amount (a) (000s)	Value ($) (000s)
African Development Bank 0.875% 7/22/26	12,141	10,957
Asian Development Bank:
0.375% 9/3/25	31,972	29,147
0.5% 2/4/26	17,689	16,046
0.75% 10/8/30	15,466	12,428
1.5% 10/18/24	17,883	17,092
2% 4/24/26	5,004	4,705
2.5% 11/2/27	5,321	5,006
2.625% 1/30/24	11,946	11,731
2.625% 1/12/27	5,164	4,914
2.75% 1/19/28	29,894	28,389
European Investment Bank:
0.75% 9/23/30	22,088	17,887
0.875% 5/17/30	5,299	4,361
1.25% 2/14/31	9,586	8,015
1.875% 2/10/25	2,383	2,277
2.25% 6/24/24	17,965	17,454
2.375% 5/24/27	3,177	2,992
2.5% 10/15/24	4,548	4,409
3.125% 12/14/23	10,963	10,834
3.25% 1/29/24	1,589	1,568
Inter-American Development Bank:
0.625% 7/15/25	17,588	16,287
0.875% 4/20/26	40,212	36,625
1.75% 3/14/25	14,635	13,926
2% 6/2/26	3,177	2,980
2.125% 1/15/25	1,454	1,397
2.25% 6/18/29	15,187	13,841
2.375% 7/7/27	5,346	5,019
3% 10/4/23	2,840	2,815
4.375% 1/24/44	6,926	6,955
International Bank for Reconstruction & Development:
0.375% 7/28/25	20,783	19,117
0.5% 10/28/25	26,222	23,992
0.75% 8/26/30	13,146	10,570
0.875% 5/14/30	16,078	13,153
1.25% 2/10/31	14,403	11,970
1.5% 8/28/24	15,743	15,102
1.625% 1/15/25	14,127	13,458
1.875% 10/27/26	3,781	3,512
2.5% 3/19/24	3,019	2,955
2.5% 11/25/24	4,528	4,382
2.5% 7/29/25	3,010	2,900
2.5% 3/29/32	28,960	26,143
International Finance Corp. 0.75% 8/27/30	8,767	7,096
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $512,251)		464,407

Bank Notes - 0.1%
	Principal Amount (a) (000s)	Value ($) (000s)
Bank of America NA 6% 10/15/36	4,075	4,354
Citibank NA 3.65% 1/23/24	19,859	19,621
Citizens Bank NA:
2.25% 4/28/25	10,391	9,447
3.75% 2/18/26	10,723	9,789
Discover Bank 3.45% 7/27/26	10,127	9,311
KeyBank NA:
3.9% 4/13/29	1,400	1,083
4.9% 8/8/32	2,000	1,600
Truist Bank:
2.636% 9/17/29 (c)	9,000	8,322
3.3% 5/15/26	6,037	5,524
3.8% 10/30/26	2,573	2,348
U.S. Bank NA, Cincinnati 3.4% 7/24/23	7,944	7,914
TOTAL BANK NOTES (Cost $83,968)		79,313

Money Market Funds - 0.2%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.14% (h)	109,700,903	109,723
Fidelity Securities Lending Cash Central Fund 5.14% (h)(i)	25,463,596	25,466
TOTAL MONEY MARKET FUNDS (Cost $135,189)		135,189

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $66,793,703)	60,451,780
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(677,027)
NET ASSETS - 100.0%	59,774,753

TBA Sale Commitments
	Principal Amount (a) (000s)	Value ($) (000s)
Ginnie Mae
2% 6/1/53	(9,400)	(7,971)
2% 6/1/53	(12,400)	(10,515)
2% 6/1/53	(3,100)	(2,629)
2.5% 6/1/53	(11,500)	(10,043)

TOTAL GINNIE MAE		(31,158)

Uniform Mortgage Backed Securities
2% 6/1/38	(111,700)	(100,018)
2% 6/1/53	(93,400)	(76,796)
2% 6/1/53	(93,400)	(76,796)
2% 6/1/53	(78,000)	(64,134)
2% 6/1/53	(47,800)	(39,302)
2.5% 6/1/53	(5,500)	(4,698)
3% 6/1/53	(48,750)	(43,193)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(404,937)

TOTAL TBA SALE COMMITMENTS (Proceeds $435,111)		(436,095)

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $141,767,000 or 0.2% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security is on loan at period end.
(f)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $12,736,000.

(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	292,425	6,078,370	6,261,072	6,485	-	-	109,723	0.3%
Fidelity Securities Lending Cash Central Fund 5.14%	343,250	5,158,066	5,475,850	690	-	-	25,466	0.1%
Total	635,675	11,236,436	11,736,922	7,175	-	-	135,189

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Government and Government Agency Obligations, Municipal Securities, Foreign Government and Government Agency Obligations, Supranational Obligations and Bank Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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